FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-03395
                                    ---------

                      Franklin Federal Tax-Free Income Fund
                      -------------------------------------
               (Exact name of registrant as specified in charter)

           One Franklin Parkway, San Mateo, CA 94403-1906
              (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  4/30
                          ----

Date of reporting period:  01/31/06
                           --------



Item 1. Schedule of Investments.



Franklin Federal Tax-Free Income Fund

QUARTERLY STATEMENT OF INVESTMENTS
JANUARY 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments .................................................     3

Notes to Statement of Investments ........................................    35

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

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Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.2%
BONDS 93.7%
ALABAMA 0.9%
Alabama HFA, SFMR, Series D-2, GNMA Secured, 5.75%, 10/01/23 ............................    $ 1,745,000    $  1,771,489
Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured, 5.125%,
 6/01/28 ................................................................................      7,000,000       7,259,000
Auburn University General Fee Revenue, AMBAC Insured, 5.00%, 6/01/34 ....................     11,025,000      11,357,294
Courtland IDB Solid Waste Disposal Revenue, Champion International Corp. Project,
 Refunding,
  6.00%, 8/01/29 ........................................................................     12,000,000      12,544,080
  Series A, 6.70%, 11/01/29 .............................................................      4,000,000       4,300,720
Fairfield IDB Environmental Improvement Revenue, USX Corp. Project, Refunding, 5.45%,
 9/01/14 ................................................................................      1,445,000       1,507,626
University of Alabama General Revenue, Series A, MBIA Insured, 5.00%,
  7/01/29 ...............................................................................     10,000,000      10,410,500
  7/01/34 ...............................................................................     11,500,000      11,914,805
University of Alabama University Revenues, Hospital, Series A, MBIA Insured, 5.875%,
 9/01/31 ................................................................................      5,000,000       5,438,900
                                                                                                            ------------
                                                                                                              66,504,414
                                                                                                            ------------
ALASKA 0.4%
Alaska State HFC Revenue, General Housing, Series A, FGIC Insured, 5.00%,
  12/01/29 ..............................................................................      4,000,000       4,144,120
  12/01/30 ..............................................................................      3,500,000       3,626,105
Alaska State International Airports Revenues, Series B,
  AMBAC Insured, 5.25%, 10/01/27 ........................................................     15,000,000      15,737,100
  MBIA Insured, 5.00%, 10/01/28 .........................................................      5,100,000       5,253,408
                                                                                                            ------------
                                                                                                              28,760,733
                                                                                                            ------------
ARIZONA 2.2%
Downtown Phoenix Hotel Corp. Revenue, senior series A, FGIC Insured, 5.00%, 7/01/36 .....     15,000,000      15,484,650
Maricopa County IDA Health Facilities Revenue, Catholic Healthcare West Project,
  Refunding, Series A, 5.00%, 7/01/16 ...................................................     21,515,000      22,104,511
  Series A, Pre-Refunded, 5.00%, 7/01/16 ................................................      1,485,000       1,540,643
Maricopa County IDA Hospital Facility Revenue, Mayo Clinic Hospital, 5.25%, 11/15/37 ....     19,000,000      19,795,720
Mesa IDAR, Discovery Health System, Series A, MBIA Insured, Pre-Refunded, 5.75%,
 1/01/25 ................................................................................     22,500,000      24,505,200
Salt River Project Agricultural Improvement and Power District Electric System Revenue,
 Salt River Project,
  Refunding, Series A, 5.125%, 1/01/27 ..................................................     35,000,000      36,966,300
  Series B, 5.00%, 1/01/25 ..............................................................     17,500,000      18,342,275
Scottsdale Municipal Property Corp. Excise Tax Revenue, Series A, 5.00%, 7/01/34 ........      7,500,000       7,802,550
University Medical Center Corp. Revenue, 5.00%, 7/01/35 .................................      7,000,000       6,967,590
                                                                                                            ------------
                                                                                                             153,509,439
                                                                                                            ------------
ARKANSAS 1.4%
Arkansas State Development Finance Authority HMR, Series B-1, GNMA Secured, 5.80%,
 1/01/23 ................................................................................        210,000         215,739
Arkansas State Development Finance Authority Revenue, White River Medical Center Project,
 5.60%, 6/01/24 .........................................................................      1,200,000       1,229,496
Arkansas State Development Finance Authority SFMR Balloon, MBS Program, Series B,
 6.10%, 1/01/29 .........................................................................        170,000         173,431


                                          Quarterly Statement of Investments | 3

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT     VALUE
----------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
ARKANSAS (CONT.)
Arkansas State Development Finance Authority Wastewater System Revenue, Revolving Loan
 Fund, Series A, Pre-Refunded, 5.85%, 12/01/19 ...............................................    $ 1,000,000    $ 1,018,720
Arkansas State Student Loan Authority Revenue,
  Refunding, Sub Series B, 5.60%, 6/01/14 ....................................................        325,000        333,664
  Sub Series B, Pre-Refunded, 6.25%, 6/01/10 .................................................        500,000        504,725
Jefferson County PCR,
  Arkansas Power and Light Co. Project, Refunding, 6.30%, 6/01/18 ............................      1,865,000      1,886,019
  Entergy Arkansas Inc. Project, Refunding, 5.60%, 10/01/17 ..................................      7,900,000      7,916,353
Pope County PCR, Arkansas Power and Light Co. Project, Refunding, 6.30%,
  12/01/16 ...................................................................................      2,600,000      2,616,588
  11/01/20 ...................................................................................     60,500,000     60,691,785
Pulaski County Health Facilities Board Revenue, Nazareth Sisters of Charity, St. Vincent's
 Infirmary, MBIA Insured, ETM, 6.05%, 11/01/09 ...............................................        125,000        136,593
Saline County Retirement Housing and Healthcare Facilities Board Revenue, Refunding,
 AMBAC Insured, 5.80%, 6/01/11 ...............................................................        195,000        198,385
University of Arkansas University Revenues,
  Construction, University of Arkansas for Medical Sciences Campus, Series B, MBIA Insured,
   5.00%, 11/01/28 ...........................................................................      1,000,000      1,040,890
  Construction, University of Arkansas for Medical Sciences Campus, Series B, MBIA Insured,
   5.00%, 11/01/34 ...........................................................................      9,000,000      9,328,320
  Various Facility, Fayetteville Campus, FGIC Insured, 5.00%, 12/01/27 .......................      5,000,000      5,186,900
University of Central Arkansas Academic Facilities Revenue,
  Series B, AMBAC Insured, 5.875%, 4/01/16 ...................................................        250,000        255,982
  Series C, AMBAC Insured, 6.00%, 4/01/21 ....................................................      1,000,000      1,024,050
University of Central Arkansas Athletic Facilities Revenue, Series C, AMBAC Insured,
  6.00%, 4/01/21 .............................................................................      1,000,000      1,024,050
  6.125%, 4/01/26 ............................................................................      1,200,000      1,229,088
University of Central Arkansas Housing System Revenue, Refunding, Series A, AMBAC Insured,
 6.00%, 4/01/21 ..............................................................................      1,000,000      1,024,050
                                                                                                                 -----------
                                                                                                                  97,034,828
                                                                                                                 -----------
CALIFORNIA 6.6%
Alhambra COP, Clubhouse Facility Project, 11.25%,
  1/01/08 ....................................................................................        410,000        423,149
  1/01/09 ....................................................................................        455,000        469,496
  1/01/10 ....................................................................................        500,000        515,760
California Educational Facilities Authority Revenue, Pooled College and University Projects,
 Series B, 6.00%, 12/01/20 ...................................................................      4,485,000      4,614,033
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges,
 first lien, Series A, AMBAC Insured, 5.00%, 7/01/33 .........................................     24,500,000     25,467,260
California State GO,
  5.90%, 5/01/08 .............................................................................        235,000        236,523
  6.00%, 5/01/18 .............................................................................        535,000        538,210
  6.00%, 5/01/20 .............................................................................        850,000        855,737
  5.90%, 4/01/23 .............................................................................      1,200,000      1,205,016
  5.00%, 2/01/24 .............................................................................      5,000,000      5,196,200
  5.00%, 2/01/26 .............................................................................     20,000,000     20,707,400
  5.125%, 2/01/26 ............................................................................      7,500,000      7,868,250


4 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   California State GO, (cont.)
      5.00%, 2/01/32 ...........................................................................    $49,000,000    $ 50,197,070
      Refunding, 5.125%, 6/01/25 ...............................................................     25,000,000      25,959,250
      Refunding, 5.00%, 2/01/26 ................................................................     27,000,000      27,788,130
      Various Purpose, 5.25%, 11/01/25 .........................................................     16,260,000      17,311,372
      Various Purpose, 5.25%, 4/01/27 ..........................................................     17,500,000      18,620,700
      Various Purpose, 5.00%, 8/01/33 ..........................................................     25,000,000      25,820,500
      Various Purpose, 5.50%, 11/01/33 .........................................................      2,500,000       2,726,600
   California State Public Works Board Lease Revenue, Various University of California Projects,
     Series D, 5.00%, 5/01/27 ..................................................................     10,000,000      10,404,800
   Foothill/Eastern Corridor Agency Toll Road Revenue,
      Refunding, 5.75%, 1/15/40 ................................................................     20,000,000      20,433,000
      senior lien, Series A, Pre-Refunded, 6.50%, 1/01/32 ......................................     39,240,000      40,420,732
   Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
      Pre-Refunded, 5.375%, 6/01/28 ............................................................     50,000,000      53,878,000
      Series 2003 A-1, 6.25%, 6/01/33 ..........................................................     26,000,000      28,404,480
   Hacienda La Puente USD, GO, Election of 2000, Series B, FSA Insured, 5.00%,
     8/01/27 ...................................................................................      5,000,000       5,232,000
   Los Angeles CRDA Housing Revenue, Refunding, Series A, AMBAC Insured, 6.55%,
     1/01/27 ...................................................................................      1,985,000       1,999,431
 a Los Angeles Regional Airports Improvement Corp. Lease Revenue,
      Facilities Sub-Lease, International Airport, Refunding, 6.35%, 11/01/25 ..................      7,500,000       5,723,550
      United Airlines, Los Angeles International, Refunding, 6.875%, 11/15/12 ..................      8,400,000       7,772,772
   Los Angeles USD, GO, Series A, MBIA Insured, 5.00%, 1/01/28 .................................     25,000,000      26,115,750
   Los Angeles Wastewater System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/25 ..............     10,000,000      10,461,000
   Metropolitan Water District Southern California Waterworks Revenue, Series B-2, FGIC Insured,
     5.00%, 10/01/27 ...........................................................................      9,645,000      10,119,727
   Pajaro Valley USD, GO, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/26 ..................      5,285,000       5,759,963
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien, 5.00%,
     1/01/33 ...................................................................................      5,000,000       4,690,750
                                                                                                                   ------------
                                                                                                                    467,936,611
                                                                                                                   ------------
   COLORADO 3.1%
   Colorado Health Facilities Authority Revenue,
      Catholic Health Initiatives, Series A, 5.00%, 12/01/28 ...................................      2,000,000       2,033,300
      Kaiser Permanente, Series A, ETM, 5.35%, 11/01/16 ........................................     13,250,000      13,608,545
      Kaiser Permanente, Series B, ETM, 5.35%, 8/01/15 .........................................     20,200,000      20,741,562
   Denver City and County Airport Revenue,
      Refunding, Series E, MBIA Insured, 5.25%, 11/15/23 .......................................     43,000,000      44,661,520
      System, Refunding, Series A, XLCA Insured, 5.00%, 11/15/25 ...............................      8,000,000       8,384,240
   Denver City and County School District No. 1 COP, Denver School Facilities Leasing Corp.,
     AMBAC Insured, 5.50%, 12/15/08 ............................................................      1,000,000       1,018,860
 a Denver City and County Special Facilities Airport Revenue, United Airlines Inc. Project,
     Series A, 6.875%, 10/01/32 ................................................................     47,980,000      47,741,539
   Denver Convention Center Hotel Authority Revenue, senior series A, XLCA Insured, 4.75%,
     12/01/28 ..................................................................................     13,500,000      13,746,510
   E-470 Public Highway Authority Revenue, Refunding, senior series A, MBIA Insured, 5.00%,
     9/01/21 ...................................................................................     12,715,000      13,153,159


                                          Quarterly Statement of Investments | 5

Franklin Federal Tax-Free Income Fund

-------------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
COLORADO (CONT.)
Littleton MFHR, Riverpointe I, Refunding, Series A, FSA Insured, 5.95%, 4/01/29 ..........    $10,990,000    $ 11,541,698
Mesa State College Auxiliary Facilities Enterprise Revenue, XLCA Insured, 5.00%,
 5/15/35 .................................................................................      9,950,000      10,277,654
Northwest Parkway Public Highway Authority Revenue, Series A, AMBAC Insured, 5.125%,
 6/15/31 .................................................................................      7,500,000       7,776,450
Pueblo County School District No. 060 GO, FGIC Insured, 5.00%, 12/15/22 ..................      5,500,000       5,763,175
Thornton Water Enterprise Revenue, MBIA Insured, 5.00%, 12/01/34 .........................     10,000,000      10,375,100
University of Colorado Hospital Authority Revenue, Series A, AMBAC Insured, 5.00%,
 11/15/29 ................................................................................      8,500,000       8,724,655
                                                                                                             ------------
                                                                                                              219,547,967
                                                                                                             ------------
CONNECTICUT 0.3%
Connecticut State GO, Series D, 5.00%, 11/15/20 ..........................................      8,000,000       8,459,760
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series B,
 AMBAC Insured, Pre-Refunded, 5.00%, 12/01/17 ............................................     11,870,000      12,830,164
Meriden Housing Authority MFR, Connecticut Baptist Housing Project, GNMA Secured,
 5.80%, 8/20/39 ..........................................................................      2,700,000       2,872,044
                                                                                                             ------------
                                                                                                               24,161,968
                                                                                                             ------------
DELAWARE 0.0% b
Delaware State Housing Authority MFMR, Refunding, Series D, 6.75%, 7/01/06 ...............        705,000         707,270
                                                                                                             ------------
DISTRICT OF COLUMBIA 1.3%
District of Columbia GO,
  Series A, AMBAC Insured, 5.00%, 6/01/30 ................................................     22,860,000      23,703,763
  Series A, FGIC Insured, 5.00%, 6/01/28 .................................................     22,475,000      23,310,620
  Series A, FSA Insured, 5.375%, 6/01/24 .................................................      3,580,000       3,794,156
  Series A, FSA Insured, Pre-Refunded, 5.375%, 6/01/24 ...................................      1,420,000       1,522,013
  Series E, MBIA Insured, ETM, 6.00%, 6/01/13 ............................................         15,000          15,122
District of Columbia Tobacco Settlement Financing Corp. Revenue, Asset Backed Bonds,
 6.50%, 5/15/33 ..........................................................................     35,000,000      39,749,500
                                                                                                             ------------
                                                                                                               92,095,174
                                                                                                             ------------
FLORIDA 4.5%
Broward County School Board COP,
  MBIA Insured, 5.00%, 7/01/28 ...........................................................     17,415,000      18,136,155
  Series A, FSA Insured, 5.25%, 7/01/24 ..................................................     25,000,000      26,707,750
Callaway/Bay County Wastewater Systems Revenue, Series A, FGIC Insured, Pre-Refunded,
 6.00%, 9/01/26 ..........................................................................        695,000         719,881
Escambia County Health Facilities Authority Revenue, Ascension Health Credit, Series A-2,
 AMBAC Insured, Pre-Refunded, 5.75%, 11/15/29 ............................................     10,000,000      10,881,600
Florida State Board of Education Capital Outlay GO, Public Education, Refunding, Series D,
  5.75%, 6/01/22 .........................................................................     10,000,000      10,868,300
  6.00%, 6/01/23 .........................................................................     17,500,000      21,471,275
Hernando County School Board COP, MBIA Insured, 5.00%, 7/01/30 ...........................     10,000,000      10,363,500
Hillsborough County IDAR, Refunding, Series A, 5.25%, 10/01/24 ...........................     13,500,000      14,149,080
Hillsborough County School Board COP,
  MBIA Insured, 5.00%, 7/01/27 ...........................................................      5,000,000       5,203,800
  Refunding, Series A, MBIA Insured, 5.00%, 7/01/25 ......................................      5,000,000       5,194,050


6 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
FLORIDA (CONT.)
Jacksonville Capital Improvement Revenue, Series A, AMBAC Insured, 5.00%, 10/01/30 ....    $20,175,000    $ 20,772,180
Jacksonville Excise Taxes Revenue, Series A, AMBAC Insured, 5.00%, 10/01/32 ...........      6,015,000       6,252,953
Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%,
  10/01/23 ............................................................................      6,000,000       6,282,360
  10/01/26 ............................................................................     20,000,000      20,807,800
Jacksonville Transportation Revenue, MBIA Insured, 5.00%, 10/01/31 ....................      5,000,000       5,158,700
Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30 .................     12,000,000      12,415,200
Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway, Series B,
 CIFG Insured, 5.00%, 10/01/35 ........................................................     10,645,000      10,998,627
Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A,
 CIFG Insured, 5.00%, 10/01/38 ........................................................     15,000,000      15,217,200
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A,
 MBIA Insured, 5.00%, 6/01/30 .........................................................     10,630,000      10,997,798
Miami-Dade County Special Obligation Revenue, Juvenile Courthouse Project, Series A,
 AMBAC Insured, 5.00%, 4/01/32 ........................................................     10,000,000      10,377,000
Orlando and Orange County Expressway Authority Revenue, Series B, AMBAC Insured, 5.00%,
 7/01/28 ..............................................................................     10,630,000      11,104,417
Orlando Utilities Commission Water and Electric Revenue, Refunding, 5.00%, 10/01/22 ...      7,500,000       7,898,475
Palm Beach County School Board COP,
  Refunding, Series D, FSA Insured, 5.00%, 8/01/28 ....................................     25,000,000      25,910,750
  Series A, FGIC Insured, Pre-Refunded, 6.00%, 8/01/23 ................................      5,100,000       5,667,375
Port St. Lucie GO, MBIA Insured, 5.00%, 7/01/32 .......................................      7,000,000       7,293,160
Tampa Bay Water Utility System Revenue, Series B, FGIC Insured,
  5.00%, 10/01/26 .....................................................................      5,245,000       5,440,796
  5.00%, 10/01/31 .....................................................................     10,000,000      10,317,400
  Pre-Refunded, 5.00%, 10/01/26 .......................................................      4,755,000       5,103,066
                                                                                                          ------------
                                                                                                           321,710,648
                                                                                                          ------------
GEORGIA 3.8%
Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,
  Series C, FSA Insured, 5.00%, 1/01/33 ...............................................     29,520,000      30,376,375
  Series J, FSA Insured, 5.00%, 1/01/29 ...............................................     10,000,000      10,363,300
Atlanta Airport Revenue, General,
  Series A, FGIC Insured, Pre-Refunded, 5.50%, 1/01/26 ................................     18,295,000      19,829,585
  Series G, FSA Insured, 5.00%, 1/01/30 ...............................................     18,285,000      18,922,232
Atlanta Development Authority Revenue,
  Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/24 .......      6,385,000       6,955,819
  Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/25 .......      6,955,000       7,561,615
  Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26 .......      5,000,000       5,436,750
  Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/27 .......      5,000,000       5,428,700
  Yamacraw Design Center Project, Series A, MBIA Insured, Pre-Refunded, 5.125%,
    1/01/27 ...........................................................................      5,000,000       5,399,800
Atlanta Development Authority Student Housing Revenue, Facilities, Piedmont Ellis LLC,
 Series A, XLCA Insured, 5.00%, 9/01/30 ...............................................     10,000,000      10,424,800
Atlanta Water and Wastewater Revenue,
  FSA Insured, 5.00%, 11/01/34 ........................................................     20,205,000      20,868,330
  Refunding, Series A, MBIA Insured, 5.00%, 11/01/33 ..................................     13,000,000      13,399,490
Cobb County Hospital Authority Revenue, AMBAC Insured, 5.00%, 4/01/28 .................     18,000,000      18,951,480


                                          Quarterly Statement of Investments | 7

Franklin Federal Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
GEORGIA (CONT.)
De Kalb County Water and Sewer Revenue, 5.25%, 10/01/25 ................................    $12,000,000    $ 12,842,280
Griffin Combined Public Utility Revenue, Refunding and Improvement, AMBAC Insured,
 5.00%, 1/01/25 ........................................................................      5,000,000       5,256,650
Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital
 Systems Inc. Project, Series B, MBIA Insured, 5.30%, 9/01/27 ..........................     10,000,000      10,624,000
Gwinnett County Water and Sewer Authority Revenue, 5.25%, 8/01/25 ......................     20,000,000      21,429,200
Henry County and Henry County Water and Sewer Authority Revenue, Refunding and
 Improvement, Series A, MBIA Insured, 5.00%, 2/01/26 ...................................      5,770,000       6,059,827
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Second Indenture Series,
 MBIA Insured, 5.00%,
  7/01/23 ..............................................................................     10,150,000      10,638,520
  7/01/25 ..............................................................................     12,160,000      12,700,755
  7/01/26 ..............................................................................     12,800,000      13,353,600
Richmond County Development Authority Educational Facilities Revenue, MCG-PPG Cancer
 Research Center, Series A, AMBAC Insured, 5.00%, 12/15/29 .............................      5,000,000       5,236,750
                                                                                                           ------------
                                                                                                            272,059,858
                                                                                                           ------------
HAWAII 1.1%
Hawaii State Airports System Revenue, Second Series,
  ETM, 6.90%, 7/01/12 ..................................................................        500,000         556,840
  MBIA Insured, ETM, 6.90%, 7/01/12 ....................................................        400,000         446,348
Hawaii State Department of Budget and Finance Special Purpose Revenue,
  Hawaiian Electric Co. Project, Series B, MBIA Insured, 5.875%, 12/01/26 ..............        500,000         513,620
  Kaiser Permanente, Series A, ETM, 5.15%, 3/01/15 .....................................      4,000,000       4,199,280
  Kapiolani Health Obligation, Pre-Refunded, 6.25%, 7/01/21 ............................      7,350,000       7,585,494
  Pre-Refunded, 6.00%, 7/01/11 .........................................................      1,000,000       1,031,030
  Pre-Refunded, 6.20%, 7/01/16 .........................................................      2,000,000       2,063,680
  Queens Health System, Series A, Pre-Refunded, 6.05%, 7/01/16 .........................      1,000,000       1,031,450
  Queens Health System, Series A, Pre-Refunded, 6.00%, 7/01/20 .........................        120,000         123,749
  Queens Health System, Series A, Pre-Refunded, 5.75%, 7/01/26 .........................      7,000,000       7,211,610
  Wilcox Memorial Hospital Projects, 5.25%, 7/01/13 ....................................        600,000         625,560
  Wilcox Memorial Hospital Projects, 5.35%, 7/01/18 ....................................      2,040,000       2,130,086
  Wilcox Memorial Hospital Projects, 5.50%, 7/01/28 ....................................      2,410,000       2,475,287
Hawaii State GO,
  Refunding, Series BW, 6.375%, 3/01/11 ................................................         95,000         107,320
  Series BW, ETM, 6.375%, 3/01/11 ......................................................          5,000           5,658
  Series CA, 6.00%, 1/01/09 ............................................................        100,000         107,260
  Series CT, FSA Insured, Pre-Refunded, 5.875%, 9/01/19 ................................      5,000,000       5,459,500
Hawaii State Housing Finance and Development Corp. SFM Purchase Revenue, Series A,
 FNMA Insured, 5.75%, 7/01/30 ..........................................................        580,000         586,687
Honolulu City and County GO,
  Refunding, Series 1992, ETM, 6.00%, 12/01/14 .........................................        150,000         174,789
  Series C, FGIC Insured, 5.00%, 7/01/20 ...............................................      5,250,000       5,518,170
Honolulu City and County MFHR, Waipahu Towers Project, Series A, 6.90%, 6/20/35 ........      1,195,000       1,211,204
Honolulu City and County Wastewater System Revenue,
  First Bond Resolution, senior series, AMBAC Insured, 5.125%, 7/01/31 .................      8,000,000       8,303,600
  Second Bond Resolution, Refunding, junior series, FGIC Insured, 5.00%, 7/01/23 .......     10,000,000      10,481,200
  senior series A, FGIC Insured, 5.00%, 7/01/30 ........................................     15,000,000      15,686,850


8 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
HAWAII (CONT.)
Honolulu City and County Water Supply Board Water System Revenue, Pre-Refunded, 5.80%,
 7/01/21 .................................................................................    $ 1,785,000    $ 1,822,075
Kauai County GO, Refunding, Series C, AMBAC Insured, 5.95%, 8/01/10 ......................        220,000        242,429
                                                                                                             -----------
                                                                                                              79,700,776
                                                                                                             -----------
IDAHO 0.0% b
Idaho Housing Agency Revenue, Refunding, Series D-1, 6.45%, 7/01/19 ......................        350,000        351,208
                                                                                                             -----------
ILLINOIS 4.5%
Chicago Board of Education GO, Chicago School Reform, MBIA Insured, Pre-Refunded,
 6.00%, 12/01/16 .........................................................................      9,700,000     10,112,638
Chicago COP, AMBAC Insured, 7.75%, 7/15/11 ...............................................     10,900,000     12,526,825
Chicago GO, Lakefront Millennium Parking Facilities, MBIA Insured, 5.75%, 1/01/23 ........      8,955,000     10,587,049
Chicago Sales Tax Revenue, FGIC Insured, Pre-Refunded, 5.375%, 1/01/27 ...................      3,060,000      3,234,634
Chicago SFMR, Collateral, Series A, GNMA Secured, 7.25%, 9/01/28 .........................         45,000         45,493
Cook County Tinley Park School District No. 140 GO, Refunding, Series A, AMBAC Insured,
 6.00%, 12/01/15 .........................................................................      8,750,000      9,108,225
Illinois Development Finance Authority Hospital Revenue,
  Adventist Health System, Sunbelt Obligation, Pre-Refunded, 5.65%, 11/15/24 .............      6,030,000      6,540,440
  Adventist Health System, Sunbelt Obligation, Pre-Refunded, 5.50%, 11/15/29 .............     20,000,000     21,587,600
  Sisters of St. Francis Health Services, Refunding, MBIA Insured, 5.375%, 11/01/27 ......      5,000,000      5,232,000
Illinois Development Finance Authority PCR, Illinois Power Co. Project, Series A,
 Pre-Refunded, 7.375%, 7/01/21 ...........................................................     26,550,000     27,510,314
Illinois Development Finance Authority Revenue, Provena Health, Refunding, Series A,
 MBIA Insured, 5.50%, 5/15/21 ............................................................     10,000,000     10,466,300
Illinois HDA Revenue,
  MF Program, Series 1, 6.625%, 9/01/12 ..................................................      6,280,000      6,283,642
  MF Program, Series 1, 6.75%, 9/01/21 ...................................................      3,955,000      3,955,672
  MFH, Refunding, Series A, 7.10%, 7/01/26 ...............................................      9,305,000      9,341,103
Illinois Health Facilities Authority Revenue,
  Children's Memorial Hospital, Series A, AMBAC Insured, Pre-Refunded, 5.75%,
    8/15/25 ..............................................................................      9,120,000      9,911,890
  Loyola University Health Systems, Refunding, Series A, MBIA Insured, 5.625%,
    7/01/18 ..............................................................................      7,090,000      7,375,940
  Loyola University Health Systems, Series A, MBIA Insured, ETM, 5.625%, 7/01/18 .........      2,105,000      2,441,463
  Methodist Medical Center, Refunding, MBIA Insured, 5.25%, 11/15/21 .....................      2,885,000      3,010,959
  Northwestern Medical Facility Foundation, Refunding, MBIA Insured, 5.125%,
    11/15/28 .............................................................................      7,500,000      7,722,225
  South Suburban Hospital, ETM, 7.00%, 2/15/18 ...........................................      4,200,000      5,125,386
  Victory Health Services, Series A, 5.75%, 8/15/27 ......................................      8,015,000      7,842,517
Illinois State GO, FSA Insured, 5.00%, 9/01/29 ...........................................     12,000,000     12,500,160
Kane County School District No. 129 GO, Series A, FGIC Insured, Pre-Refunded, 5.25%,
 2/01/22 .................................................................................      5,285,000      5,748,442
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
  FGIC Insured, ETM, 6.50%, 6/15/07 ......................................................          5,000          5,065
  McCormick Place Expansion Project, 6.50%, 6/15/22 ......................................          5,000          5,008
  McCormick Place Expansion Project, 6.50%, 6/15/27 ......................................        555,000        555,938
  McCormick Place Expansion Project, Refunding, FGIC Insured, 5.25%, 12/15/28 ............     39,580,000     41,211,092


                                          Quarterly Statement of Investments | 9

Franklin Federal Tax-Free Income Fund

-------------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
ILLINOIS (CONT.)
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, (cont.)
  McCormick Place Expansion Project, Series A, FGIC Insured, 6.65%, 6/15/12 ..............    $   250,000    $    250,438
  McCormick Place Expansion Project, Series A, MBIA Insured, 5.00%, 12/15/28 .............     26,795,000      27,744,615
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place
 Convention Center,
  ETM, 5.75%, 7/01/06 ....................................................................        360,000         363,848
  ETM, 7.00%, 7/01/26 ....................................................................     12,000,000      15,890,640
  Pre-Refunded, 6.25%, 7/01/17 ...........................................................      3,500,000       3,613,645
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20 ......      1,000,000       1,253,220
Southwestern Illinois Development Authority IDR, Spectrulite Consortium Inc. Project,
 6.625%, 2/01/10 .........................................................................      3,050,000       3,058,967
University of Illinois University Revenues, Auxiliary Facilities System, Refunding,
  Series A, AMBAC Insured, 5.00%, 4/01/30 ................................................      5,000,000       5,129,900
  Series B, FGIC Insured, 5.125%, 4/01/26 ................................................     12,000,000      12,515,280
Upper River Valley Development Authority Environmental Facilities Revenue, General
 Electric Co. Project, 5.45%, 2/01/23 ....................................................      3,600,000       3,744,468
Will County Exempt Facilities Revenue, Mobil Oil Refining Corp. Project, 6.00%, 2/01/27 ..      7,130,000       7,312,956
                                                                                                             ------------
                                                                                                              320,865,997
                                                                                                             ------------
INDIANA 1.4%
Carmel Industrial RDA County Option Income Tax Lease Rent Revenue, MBIA Insured,
 Pre-Refunded, 5.25%, 1/01/18 ............................................................      1,090,000       1,110,209
Indiana Bond Bank Revenue, Special Program, Hendricks Redevelopment, Series B,
 Pre-Refunded, 6.20%, 2/01/23 ............................................................      3,500,000       3,665,550
Indiana Health Facility Financing Authority Hospital Revenue,
  Community Foundation Northwest Indiana, Series A, 6.375%, 8/01/21 ......................     17,500,000      18,560,850
  Jackson County Schneck Memorial Hospital, Refunding, 5.25%, 2/15/22 ....................      1,200,000       1,222,212
Indiana Health Facility Financing Authority Revenue, Greenwood Village South Project,
 Refunding, 5.625%, 5/15/28 ..............................................................      1,750,000       1,757,420
Indiana State Development Financing Authority Environmental Revenue, 6.25%, 7/15/30 ......      2,000,000       2,079,620
Indiana State Educational Facilities Authority Revenue,
  DePauw University Project, Refunding, 5.30%, 7/01/16 ...................................        600,000         632,808
  Valparaiso University, AMBAC Insured, 5.125%, 10/01/23 .................................      2,015,000       2,116,536
Indiana State HFA, SFMR,
  GNMA Secured, 6.10%, 7/01/22 ...........................................................        205,000         211,394
  Refunding, Series A, 6.75%, 1/01/10 ....................................................      2,660,000       2,675,880
  Refunding, Series A, 6.80%, 1/01/17 ....................................................     12,835,000      13,055,377
Indiana Transportation Finance Authority Highway Revenue,
  5.375%, 12/01/25 .......................................................................     12,765,000      13,649,231
  Pre-Refunded, 5.375%, 12/01/25 .........................................................      2,235,000       2,418,516
Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Series A,
 MBIA Insured, Pre-Refunded, 5.25%, 7/01/33 ..............................................     19,020,000      20,790,382
Jasper County EDR, Georgia-Pacific Corp. Project,
  5.625%, 12/01/27 .......................................................................      3,500,000       3,374,070
  Refunding, 6.70%, 4/01/29 ..............................................................      3,000,000       3,107,820


10 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  INDIANA (CONT.)
  Madison County Authority Anderson Hospital Revenue, Refunding, Series A, BIG Insured,
    8.00%, 1/01/14 ..............................................................................    $    95,000    $     95,234
  New Albany Floyd County School Building Corp. Revenue, first mortgage, MBIA Insured,
    Pre-Refunded, 5.375%, 1/15/18 ...............................................................      1,500,000       1,600,710
  Petersburg PCR, 5.75%, 8/01/21 ................................................................      5,000,000       5,239,650
  PHM Multi-School Building Corp. Industry Revenue, first mortgage, FSA Insured,
    Pre-Refunded, 5.90%, 7/15/14 ................................................................      1,000,000       1,044,260
  Purdue University of Indiana University Revenue, Student Fee, Series Q, 5.375%,
    7/01/07 .....................................................................................      1,355,000       1,392,086
  Rochester Community Multi-School Building Corp. Revenue, first mortgage, AMBAC Insured,
    5.20%, 1/15/18 ..............................................................................      1,000,000       1,050,640
                                                                                                                    ------------
                                                                                                                     100,850,455
                                                                                                                    ------------
  KANSAS 0.5%
  Burlington PCR, Kansas Gas and Electric Co. Project, Refunding, Series A, MBIA Insured,
    5.30%, 6/01/31 ..............................................................................     18,000,000      19,169,820
  Kansas State Department of Transportation and Highway Revenue, Refunding, 5.50%,
    9/01/06 .....................................................................................      1,000,000       1,013,030
  Kansas State Development Finance Authority Hospital Revenue, Susan B. Allen Memorial
    Hospital, Series Z, Radian Insured, 5.25%, 12/15/23 .........................................      2,000,000       2,105,960
  Kansas State Development Finance Authority Revenue, Water Pollution Control,
    Revolving Fund,
     Refunding, Series II, 5.125%, 11/01/18 .....................................................      3,450,000       3,694,743
     Series II, Pre-Refunded, 5.125%, 11/01/18 ..................................................      1,550,000       1,674,930
  Newton Hospital Revenue, Newton Healthcare Corp., Refunding, Series A, 5.70%,
    11/15/18 ....................................................................................      1,875,000       1,904,663
  Shawnee County USD No. 437 Auburn-Washburn GO, Refunding, FSA Insured, 5.00%,
    9/01/20 .....................................................................................      2,500,000       2,609,825
                                                                                                                    ------------
                                                                                                                      32,172,971
                                                                                                                    ------------
  KENTUCKY 0.9%
a Kenton County Airport Board Airport Revenue, Special Facilities, Delta Airlines Inc. Project,
     Series A, 7.50%, 2/01/20 ...................................................................     10,000,000       6,692,100
     Series A, 7.125%, 2/01/21 ..................................................................      9,330,000       6,182,431
     Series B, 7.25%, 2/01/22 ...................................................................      3,350,000       2,219,509
  Kentucky Economic Development Finance Authority Health System Revenue, Norton
    Healthcare Inc., Refunding, Series C, MBIA Insured,
     6.05%, 10/01/19 ............................................................................     11,080,000      12,670,867
     6.10%, 10/01/21 ............................................................................      8,925,000      10,222,963
     6.10%, 10/01/23 ............................................................................     16,945,000      19,361,018
  Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
    Regional Health Center Facility, Refunding and Improvement,
     5.80%, 10/01/12 ............................................................................      1,000,000         984,220
     5.85%, 10/01/17 ............................................................................      5,615,000       5,484,844
                                                                                                                    ------------
                                                                                                                      63,817,952
                                                                                                                    ------------


                                         Quarterly Statement of Investments | 11

Franklin Federal Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  LOUISIANA 1.8%
  Calcasieu Parish Inc. IDB, PCR, Gulf States Utilities Co. Project, Refunding, 6.75%,
    10/01/12 .................................................................................    $14,285,000    $ 14,311,856
  Calcasieu Parish Memorial Hospital Service District Revenue, Lake Charles Parish Memorial
    Hospital Project, Series A, Connie Lee Insured,
     6.375%, 12/01/12 ........................................................................      4,310,000       4,706,736
     6.50%, 12/01/18 .........................................................................      5,530,000       6,654,138
     6.65%, 12/01/21 .........................................................................      3,145,000       3,150,598
     6.85%, 12/01/22 .........................................................................     11,040,000      11,316,552
  East Baton Rouge Mortgage Finance Authority SFM Purchase Revenue,
     Series A, 6.80%, 10/01/28 ...............................................................      1,220,000       1,227,369
     Series C, 7.00%, 4/01/32 ................................................................         65,000          65,070
  Ernest N. Morial New Orleans Exhibit Hall Authority Special Tax, senior sub. note, Series A,
    AMBAC Insured, 5.00%, 7/15/33 ............................................................     15,000,000      15,336,450
  Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured, 5.00%,
    11/01/27 .................................................................................      5,655,000       5,852,755
  Jefferson Parish Home Mortgage Authority SFMR, Refunding, Series G-2, GNMA Secured,
    5.55%, 6/01/32 ...........................................................................      1,340,000       1,360,408
  Lafayette Public Improvement Sales Tax GO, Series B, MBIA Insured, 4.75%, 3/01/30 ..........      5,055,000       5,120,058
  Louisiana Local Government Environmental Facilities CDA Revenue,
     Jefferson Parking Garage Project, AMBAC Insured, 5.00%, 9/01/31 .........................      4,290,000       4,388,241
     MBIA Insured, 5.00%, 12/01/26 ...........................................................      5,605,000       5,791,142
  Louisiana Public Facilities Authority Revenue,
     Ochsner Clinic Foundation Project, Refunding, Series B, 5.75%, 5/15/23 ..................     10,000,000      10,390,400
     Tulane University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/32 ...................      5,000,000       5,123,700
  Louisiana State Gas and Fuels Tax Revenue, Series A, AMBAC Insured, 5.00%, 6/01/27 .........     19,250,000      19,763,012
  Louisiana State GO, Series A, FGIC Insured, Pre-Refunded, 5.00%, 11/15/19 ..................      9,000,000       9,605,700
  Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%, 3/01/13 .....      2,200,000       2,217,050
  West Feliciana Parish PCR, Gulf State Utility Co. Project, 7.00%, 11/01/15 .................      3,050,000       3,118,473
                                                                                                                 ------------
                                                                                                                  129,499,708
                                                                                                                 ------------
  MAINE 0.2%
  Jay Solid Waste Disposal Revenue, International Paper Co. Project, Refunding, Series B,
    6.20%, 9/01/19 ...........................................................................      8,000,000       8,509,760
  Maine Health and Higher Educational Facilities Authority Revenue, Series A, MBIA Insured,
    5.00%, 7/01/32 ...........................................................................      6,045,000       6,248,837
  Maine State Housing Authority Mortgage Purchase Revenue, Refunding, Series D-1, 5.05%,
    11/15/16 .................................................................................         65,000          65,619
                                                                                                                 ------------
                                                                                                                   14,824,216
                                                                                                                 ------------
  MARYLAND 0.3%
c Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.00%,
    9/01/32 ..................................................................................      3,500,000       3,642,905
  Maryland State Health and Higher Educational Facilities Authority Revenue, Johns Hopkins
    University, Series A, 5.00%, 7/01/33 .....................................................     10,000,000      10,446,200
  Price Georges County GO, Conservation Public Improvement, Series A, 5.00%, 10/01/23 ........      5,385,000       5,740,679
                                                                                                                 ------------
                                                                                                                   19,829,784
                                                                                                                 ------------


12 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

--------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
MASSACHUSETTS 3.8%
Massachusetts Bay Transportation Authority Revenue Special Assessment,
  Refunding, Series A, 5.25%, 7/01/30 .....................................................    $ 6,785,000    $  7,113,462
  Series A, Pre-Refunded, 5.25%, 7/01/30 ..................................................     25,740,000      27,641,929
Massachusetts Bay Transportation Authority Revenue, General Transportation System,
  Refunding, Series C, 5.00%, 3/01/24 .....................................................     14,000,000      14,306,740
  Series A, FGIC Insured, 5.00%, 3/01/23 ..................................................      1,035,000       1,064,332
  Series A, FGIC Insured, Pre-Refunded, 5.00%, 3/01/23 ....................................      2,965,000       3,044,254
Massachusetts Bay Transportation Authority Sales Tax Revenue, senior series A, 5.00%,
 7/01/28 ..................................................................................     10,000,000      10,969,700
Massachusetts Special Obligation Revenue, Consolidation Loan, Series A, FGIC Insured,
 Pre-Refunded, 5.00%, 6/01/22 .............................................................     15,070,000      16,112,844
Massachusetts State Development Finance Agency Revenue, Massachusetts/Saltonstall
 Redevelopment Building Corp., Series A, MBIA Insured, 5.125%, 8/01/28 ....................      6,735,000       7,098,623
Massachusetts State GO,
  MBIA Insured, Pre-Refunded, 5.00%, 8/01/22 ..............................................      4,100,000       4,392,986
  Series B, ETM, 6.50%, 8/01/08 ...........................................................      5,900,000       6,294,533
Massachusetts State Health and Educational Facilities Authority Revenue,
  Berkshire Health System, Series E, 6.25%, 10/01/31 ......................................      2,250,000       2,394,855
  Berkshire Health System, Series E, Radian Insured, 5.70%, 10/01/25 ......................      4,500,000       4,900,725
  Harvard University, Series FF, 5.00%, 7/15/22 ...........................................     13,550,000      14,289,694
  Melrose-Wakefield Hospital, Refunding, Series B, ETM, 6.35%, 7/01/06 ....................        565,000         572,413
Massachusetts State Industrial Finance Agency Health Care Facilities Revenue, Jewish
 Geriatric Services Inc., Series B, Pre-Refunded,
  5.375%, 5/15/17 .........................................................................      1,965,000       2,050,360
  5.50%, 5/15/27 ..........................................................................      5,000,000       5,224,950
Massachusetts State Industrial Finance Agency Revenue, D'Youville Senior Care,
  5.65%, 10/01/17 .........................................................................      2,295,000       2,385,652
  5.70%, 10/01/27 .........................................................................      7,375,000       7,644,409
Massachusetts State Port Authority Revenue, Special Facilities, Bosfuel Project,
 MBIA Insured, 5.75%, 7/01/39 .............................................................     10,150,000      10,490,532
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A,
 FSA Insured, 5.00%, 8/15/30 ..............................................................     15,000,000      15,694,350
Massachusetts State Turnpike Authority Metropolitan Highway System Revenue,
  Refunding, Sub Series A, AMBAC Insured, 5.25%, 1/01/29 ..................................      5,000,000       5,232,800
  Series A, MBIA Insured, 5.00%, 1/01/37 ..................................................     52,130,000      52,945,313
  sub. lien, Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 ...........................     21,350,000      21,797,069
Massachusetts State Water Pollution Abatement Trust Revenue,
  Massachusetts Water Revenue Abatement Program, Series A, 5.00%, 8/01/32 .................      5,000,000       5,176,450
  Water Revenue Authority Program, Sub Series A, 5.75%, 8/01/29 ...........................      5,210,000       5,611,795
  Water Revenue Authority Program, Sub Series A, Pre-Refunded, 5.75%, 8/01/29 .............      1,290,000       1,401,005
Route 3 North Transportation Improvement Assn. Massachusetts Lease Revenue,
 MBIA Insured, Pre-Refunded, 5.375%, 6/15/29 ..............................................     16,405,000      17,688,035
                                                                                                              ------------
                                                                                                               273,539,810
                                                                                                              ------------
MICHIGAN 3.5%
Anchor Bay School District GO, Refunding, 5.00%, 5/01/29 ..................................      6,300,000       6,492,717
Belding Area Schools GO, FGIC Insured, Pre-Refunded, 6.10%, 5/01/26 .......................      3,805,000       3,869,893


                                         Quarterly Statement of Investments | 13

Franklin Federal Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
MICHIGAN (CONT.)
Chippewa Valley School GO, Refunding, 5.125%, 5/01/27 ......................................    $ 5,310,000    $  5,559,145
Detroit City School District GO,
  School Building and Site Improvements, Series A, FGIC Insured, Pre-Refunded, 5.00%,
    5/01/23 ................................................................................      2,000,000       2,158,520
  School Building and Site Improvements, Series B, FGIC Insured, 5.00%, 5/01/33 ............     16,870,000      17,406,466
  Series A, FSA Insured, Pre-Refunded, 5.125%, 5/01/31 .....................................     14,925,000      16,134,821
Detroit Sewage Disposal Revenue,
  second lien, Series A, MBIA Insured, 5.00%, 7/01/30 ......................................     10,000,000      10,387,600
  senior lien, Refunding, Series A, FGIC Insured, 5.125%, 7/01/31 ..........................     10,000,000      10,374,600
  Series A, MBIA Insured, 5.00%, 7/01/27 ...................................................     15,000,000      15,434,850
Detroit Water Supply System Revenue,
  second lien, Series B, FGIC Insured, 5.50%, 7/01/33 ......................................      5,000,000       5,394,250
  senior lien, Series A, FGIC Insured, 5.00%, 7/01/30 ......................................     17,575,000      18,077,118
  senior lien, Series A, FGIC Insured, 5.25%, 7/01/33 ......................................      6,170,000       6,474,366
  senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 ........................      7,060,000       7,638,708
Detroit/Wayne County Stadium Authority Revenue, FGIC Insured, 5.25%, 2/01/27 ...............      8,625,000       8,944,815
Jackson County Building Authority Revenue, AMBAC Insured, Pre-Refunded, 5.60%,
 5/01/30 ...................................................................................      4,145,000       4,497,242
Kalamazoo EDC Revenue, Ltd. Obligation, Friendship Village, Refunding, Series A, 6.25%,
 5/15/27 ...................................................................................      1,750,000       1,791,388
Michigan State Building Authority Revenue, Facilities Program, Refunding, Series I, 5.00%,
 10/15/24 ..................................................................................     31,350,000      32,688,331
Michigan State Hospital Finance Authority Revenue, Ascension Health Credit, Series A,
 MBIA Insured, Pre-Refunded, 6.125%, 11/15/23 ..............................................     18,000,000      19,824,120
Michigan State Strategic Fund Resources Recovery Ltd. Obligation Revenue, Detroit
 Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32 ...........     10,000,000      10,420,300
Michigan State Trunk Line Revenue, Series A, FSA Insured, Pre-Refunded,
  5.00%, 11/01/25 ..........................................................................     16,250,000      17,324,612
  5.25%, 11/01/30 ..........................................................................     10,000,000      10,789,600
Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital, Series M,
 MBIA Insured, 5.25%, 11/15/31 .............................................................     10,000,000      10,393,000
Southgate Community School District GO, FGIC Insured, 5.00%, 5/01/25 .......................      5,500,000       5,697,670
West Ottawa Public School District GO, Series A, 5.00%, 5/01/27 ............................      5,000,000       5,199,750
                                                                                                               ------------
                                                                                                                252,973,882
                                                                                                               ------------
MINNESOTA 2.4%
Cloquet PCR, Potlatch Corp. Projects, Refunding, 5.90%, 10/01/26 ...........................      9,100,000       9,262,435
Golden Valley Revenue, Covenant Retirement Communities, Series A, 5.50%, 12/01/29 ..........      1,500,000       1,546,545
International Falls PCR, Boise Cascade Corp. Project, Refunding, 5.65%, 12/01/22 ...........      3,500,000       3,562,230
Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
  Refunding, Sub Series A, AMBAC Insured, 5.00%, 1/01/30 ...................................     10,000,000      10,385,700
  Refunding, Sub Series C, FGIC Insured, 5.00%, 1/01/28 ....................................      5,595,000       5,831,669
  Series A, FGIC Insured, 5.125%, 1/01/31 ..................................................     10,000,000      10,328,100
  Series A, FGIC Insured, 5.25%, 1/01/32 ...................................................     32,025,000      33,415,525
  Series A, FGIC Insured, Pre-Refunded, 5.75%, 1/01/32 .....................................      5,000,000       5,464,800
  Series C, FGIC Insured, 5.25%, 1/01/26 ...................................................     19,000,000      20,057,540


14 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

-------------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT     VALUE
-------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
MINNESOTA (CONT.)
Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
  Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 .....................................    $   510,000    $    539,320
  Series A, MBIA Insured, Pre-Refunded, 5.75%, 11/15/26 ..................................     25,300,000      26,877,202
Minnesota State Municipal Power Agency Electric Revenue, 5.00%, 10/01/30 .................      5,000,000       5,122,900
Minnetonka MFHR, Ridgepointe II Project, Refunding, Series A, GNMA Secured, 5.95%,
 10/20/33 ................................................................................     11,075,000      11,595,082
Rochester Health Care Facilities Revenue, Mayo Foundation, Series A, 5.50%, 11/15/27 .....     20,000,000      21,004,400
Roseville MFHR, Rosepointe I Project, Refunding, Series A, GNMA Secured, 5.95%,
 10/20/33 ................................................................................      8,150,000       8,524,166
University of Minnesota Revenue, Refunding, Series A, ETM, 5.75%, 7/01/13 ................      1,250,000       1,413,000
                                                                                                             ------------
                                                                                                              174,930,614
                                                                                                             ------------
MISSISSIPPI 1.5%
Claiborne County PCR, Systems Energy Resources Inc., Refunding, 6.20%, 2/01/26 ...........     36,500,000      36,898,215
Jackson County Environmental Improvement Revenue, International Paper Co. Project,
 6.70%, 5/01/24 ..........................................................................      3,500,000       3,740,590
Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project, Refunding,
  5.875%, 4/01/22 ........................................................................     40,000,000      40,544,800
  5.90%, 5/01/22 .........................................................................      8,250,000       8,375,400
Mississippi State GO, Refunding, 5.75%, 12/01/12 .........................................      2,000,000       2,235,040
Mississippi State University Educational Building Corp. Revenue, Residence Hall and Campus
 Improvement, MBIA Insured, 5.00%, 8/01/35 ...............................................     13,265,000      13,762,438
                                                                                                             ------------
                                                                                                              105,556,483
                                                                                                             ------------
MISSOURI 1.2%
Jackson County Special Obligation Revenue, MBIA Insured, 5.00%, 12/01/22 .................      9,095,000       9,566,576
Missouri Development Finance Board Cultural Facilities Revenue, Nelson Gallery Foundation,
 Series A, MBIA Insured, 5.00%, 12/01/30 .................................................     11,500,000      11,898,475
Missouri State Board of Public Buildings Special Obligation Revenue, Series A, 4.75%,
 10/15/28 ................................................................................      8,250,000       8,403,945
Missouri State Health and Educational Facilities Authority Revenue, SSM Health Care,
  Refunding, Series A, MBIA Insured, 5.00%, 6/01/22 ......................................        230,000         237,252
  Series A, AMBAC Insured, 5.25%, 6/01/21 ................................................      8,740,000       9,390,780
  Series A, AMBAC Insured, Pre-Refunded, 5.25%, 6/01/21 ..................................      8,760,000       9,562,679
  Series A, MBIA Insured, Pre-Refunded, 5.00%, 6/01/22 ...................................      4,270,000       4,471,715
St. Louis Airport Revenue,
  Airport Development Program, Series A, MBIA Insured, 5.00%, 7/01/20 ....................      5,000,000       5,253,350
  Airport Development Program, Series A, MBIA Insured, 5.00%, 7/01/21 ....................      7,250,000       7,585,022
  Capital Improvement Program, Series A, MBIA Insured, 5.00%, 7/01/27 ....................     12,390,000      12,814,853
Taney County IDA Hospital Revenue, The Skaggs Community Hospital Assn., 5.40%,
 5/15/28 .................................................................................      4,000,000       4,030,040
                                                                                                             ------------
                                                                                                               83,214,687
                                                                                                             ------------
MONTANA 0.7%
Forsyth PCR,
  The Montana Power Co., Refunding, MBIA Insured, 5.90%, 12/01/23 ........................     20,385,000      20,429,439
  Puget Sound Energy, Refunding, Series A, AMBAC Insured, 5.00%, 3/01/31 .................     30,000,000      31,170,300
                                                                                                             ------------
                                                                                                               51,599,739
                                                                                                             ------------


                                         Quarterly Statement of Investments | 15

Franklin Federal Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEBRASKA 0.5%
Lincoln Electric System Revenue, 5.00%, 9/01/31 ............................................    $ 8,645,000    $  9,019,069
Omaha Convention Hotel Corp. Revenue, Convention Center, first tier, Series A,
 AMBAC Insured, 5.125%, 4/01/26 ............................................................     12,500,000      13,149,000
Omaha Public Power District Separate Electricity Revenue, System, Nebraska City 2, Series A,
 AMBAC Insured, 5.00%, 2/01/30 .............................................................      5,000,000       5,232,900
University of Nebraska University Revenues, Kearney Student Fees and Facilities, 5.00%,
 7/01/30 ...................................................................................      5,000,000       5,185,800
                                                                                                               ------------
                                                                                                                 32,586,769
                                                                                                               ------------
NEVADA 2.0%
Clark County Airport Revenue, sub. lien,
  Series A-2, FGIC Insured, 5.125%, 7/01/27 ................................................     10,000,000      10,490,400
  Series B, FGIC Insured, Pre-Refunded, 5.25%, 7/01/31 .....................................     20,000,000      21,690,600
Clark County IDR, Nevada Power Co. Project, Refunding, Series C, 7.20%, 10/01/22 ...........     12,500,000      12,582,750
Director of the State Department of Business and Industry Revenue, Las Vegas Monorail
 Project, first tier, AMBAC Insured, 5.625%,
  1/01/32 ..................................................................................     21,995,000      23,727,986
  1/01/34 ..................................................................................     15,000,000      16,136,400
Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A,
  5.25%, 7/01/18 ...........................................................................     13,815,000      14,179,164
  Pre-Refunded, 5.25%, 7/01/18 .............................................................      9,870,000      10,394,097
Humboldt County PCR, Sierra Pacific Power Co., Refunding, Series A, AMBAC Insured,
 6.30%, 7/01/22 ............................................................................      4,500,000       4,529,835
Nevada Housing Division Revenue, SF Program, senior issue, Refunding,
  Series A-1, 6.25%, 10/01/26 ..............................................................        665,000         666,330
  Series C-2, FHA Insured, 6.75%, 10/01/26 .................................................        590,000         590,631
Nevada State GO, Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%,
 12/01/17 ..................................................................................     10,275,000      10,391,210
Sparks RDA Tax Allocation Revenue, Refunding, Series A, Radian Insured, 6.00%,
 1/15/23 ...................................................................................      5,000,000       5,372,200
Washoe County Gas and Water Facilities Revenue, Refunding, AMBAC Insured, 6.30%,
 12/01/14 ..................................................................................      5,000,000       5,179,900
Washoe County GO, Reno Sparks Convention, Refunding, Series A, FGIC Insured, 5.00%,
 7/01/24 ...................................................................................      5,000,000       5,169,600
                                                                                                               ------------
                                                                                                                141,101,103
                                                                                                               ------------
NEW HAMPSHIRE 0.3%
Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA Secured, 6.25%,
 6/20/33 ...................................................................................      5,718,000       5,919,388
New Hampshire Health and Education Facilities Authority Revenue, Exeter Project,
  6.00%, 10/01/24 ..........................................................................      2,000,000       2,199,640
  5.75%, 10/01/31 ..........................................................................      1,000,000       1,056,210
New Hampshire Higher Educational and Health Facilities Authority Revenue,
  The Hitchcock Clinic, MBIA Insured, Pre-Refunded, 6.00%, 7/01/27 .........................      4,275,000       4,519,274
  New Hampshire Catholic Charities, 5.80%, 8/01/22 .........................................      1,000,000       1,006,580
  Rivier College, Refunding, 5.60%, 1/01/28 ................................................      4,590,000       4,737,477


16 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

--------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEW HAMPSHIRE (CONT.)
New Hampshire State HFA, SFMR, Series E,
  6.75%, 7/01/19 ..........................................................................    $   485,000    $    488,453
  6.80%, 7/01/25 ..........................................................................        390,000         393,494
                                                                                                              ------------
                                                                                                                20,320,516
                                                                                                              ------------
NEW JERSEY 2.3%
Health Care Facilities Financing Authority Revenue, Englewood Hospital, MBIA Insured,
 5.00%, 8/01/23 ...........................................................................      5,000,000       5,260,100
Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
  Series 1, 6.00%, 1/01/19 ................................................................      2,100,000       2,114,385
  Series 1, 6.00%, 1/01/29 ................................................................      5,000,000       5,015,200
  Series 2, 6.125%, 1/01/19 ...............................................................      2,000,000       2,022,320
  Series 2, 6.125%, 1/01/29 ...............................................................      5,000,000       5,036,750
New Jersey EDA Lease Revenue, International Center for Public Health Project, University of
 Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 ....................................      5,000,000       5,453,600
New Jersey EDA Revenue,
  Cigarette Tax, 5.75%, 6/15/29 ...........................................................     20,000,000      21,252,800
  Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 .................     10,000,000      10,489,300
  Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 .................      5,000,000       5,194,550
  School Facilities Construction, Series C, MBIA Insured, 4.75%, 6/15/25 ..................      7,500,000       7,648,200
  School Facilities Construction, Series O, 5.125%, 3/01/28 ...............................     20,000,000      20,907,200
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
 Series B, MBIA Insured, Pre-Refunded, 5.00%, 12/15/21 ....................................     12,400,000      13,337,316
New Jersey State Turnpike Authority Turnpike Revenue,
  Series A, MBIA Insured, Pre-Refunded, 5.60%, 1/01/22 ....................................      7,500,000       8,090,700
  Series A, MBIA Insured, Pre-Refunded, 5.50%, 1/01/25 ....................................     13,000,000      13,976,690
  Series C, FSA Insured, 5.00%, 1/01/30 ...................................................     15,845,000      16,634,398
Tobacco Settlement Financing Corp. Revenue, Asset Backed, Refunding, 5.75%, 6/01/32 .......     22,850,000      23,667,801
                                                                                                              ------------
                                                                                                               166,101,310
                                                                                                              ------------
NEW MEXICO 0.0% b
New Mexico State Highway Commission Tax Revenue, senior sub. lien, Series A, Pre-Refunded,
 6.00%, 6/15/13 ...........................................................................      1,000,000       1,101,220
                                                                                                              ------------
NEW YORK 12.5%
Liberty Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%, 10/01/35 ............     25,000,000      27,788,000
Long Island Power Authority Electric System Revenue, General, Refunding, Series A,
 MBIA Insured, 5.25%, 12/01/26 ............................................................     10,000,000      10,443,100
MTA Commuter Facilities Revenue, Series A,
  FGIC Insured, Pre-Refunded, 6.00%, 7/01/16 ..............................................      8,950,000       9,518,236
  Pre-Refunded, 5.25%, 7/01/28 ............................................................      5,000,000       5,435,500
  Pre-Refunded, 6.125%, 7/01/29 ...........................................................     15,040,000      16,394,502
MTA Dedicated Tax Fund Revenue, Series A,
  FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ..............................................     12,500,000      13,760,625
  FGIC Insured, Pre-Refunded, 5.00%, 11/15/31 .............................................     14,250,000      15,351,810
  MBIA Insured, ETM, 6.25%, 4/01/11 .......................................................      1,280,000       1,443,533


                                         Quarterly Statement of Investments | 17

Franklin Federal Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEW YORK (CONT.)
MTA Revenue,
  Refunding, Series E, 5.25%, 11/15/31 ......................................................    $10,000,000    $10,511,100
  Refunding, Series U, 5.125%, 11/15/31 .....................................................     20,720,000     21,566,619
  Series A, MBIA Insured, 4.75%, 11/15/27 ...................................................     15,000,000     15,328,950
MTA Transit Facilities Revenue,
  Series A, FSA Insured, Pre-Refunded, 6.00%, 7/01/16 .......................................      3,630,000      3,860,469
  Series A, Pre-Refunded, 6.00%, 7/01/24 ....................................................      5,000,000      5,421,900
  Series A, Pre-Refunded, 5.625%, 7/01/27 ...................................................     10,800,000     11,429,532
  Service Contract, Series 8, Pre-Refunded, 5.375%, 7/01/21 .................................     15,000,000     16,676,700
Nassau County GO,
  Improvement, Refunding, Series F, 6.625%, 3/01/08 .........................................      7,325,000      7,779,663
  Water Utility Improvements, Series F, 6.625%, 3/01/07 .....................................      7,070,000      7,315,117
Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
 Pre-Refunded, 5.75%, 8/01/29 ...............................................................     10,000,000     10,949,400
New York City GO,
  Refunding, Series B, 6.20%, 8/15/06 .......................................................      1,200,000      1,213,884
  Refunding, Series B, 6.125%, 8/01/09 ......................................................          5,000          5,045
  Refunding, Series H, 6.25%, 8/01/15 .......................................................        725,000        760,344
  Refunding, Series H, 6.125%, 8/01/25 ......................................................      4,155,000      4,351,905
  Series B, Pre-Refunded, 6.00%, 8/15/26 ....................................................      2,000,000      2,060,460
  Series D, 8.00%, 8/01/16 ..................................................................          5,000          5,113
  Series D, 5.50%, 6/01/24 ..................................................................     23,940,000     25,831,499
  Series E, 6.50%, 12/01/12 .................................................................         20,000         20,197
  Series E, Pre-Refunded, 6.00%, 8/01/26 ....................................................      3,000,000      3,087,420
  Series F, 5.25%, 1/15/23 ..................................................................     20,000,000     21,192,200
  Series F, Pre-Refunded, 6.00%, 8/01/13 ....................................................     14,000,000     14,404,460
  Series G, Pre-Refunded, 6.00%, 10/15/26 ...................................................     15,335,000     16,192,227
  Series H, Pre-Refunded, 6.25%, 8/01/15 ....................................................     12,310,000     12,967,354
  Series H, Pre-Refunded, 6.125%, 8/01/25 ...................................................     61,630,000     64,809,492
  Series I, 6.25%, 4/15/13 ..................................................................      1,480,000      1,540,991
  Series I, Pre-Refunded, 6.25%, 4/15/13 ....................................................     35,130,000     36,709,093
  Series I, Pre-Refunded, 6.25%, 4/15/27 ....................................................      7,000,000      7,318,920
  Series J, Pre-Refunded, 6.00%, 8/01/21 ....................................................     28,260,000     29,666,783
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
  Pre-Refunded, 5.50%, 6/15/33 ..............................................................     55,000,000     60,169,450
  Refunding, Series D, 5.25%, 6/15/25 .......................................................     10,000,000     10,688,700
  Series A, FGIC Insured, Pre-Refunded, 5.50%, 6/15/32 ......................................     10,000,000     10,781,400
  Series A, Pre-Refunded, 5.75%, 6/15/30 ....................................................      8,000,000      8,688,320
  Series B, AMBAC Insured, Pre-Refunded, 5.25%, 6/15/29 .....................................      8,000,000      8,297,200
  Series B, FGIC Insured, Pre-Refunded, 5.25%, 6/15/29 ......................................      4,855,000      5,035,363
  Series B, FSA Insured, Pre-Refunded, 5.25%, 6/15/29 .......................................      4,030,000      4,179,715
  Series B, MBIA Insured, 5.75%, 6/15/26 ....................................................      1,865,000      1,900,230
  Series B, MBIA Insured, Pre-Refunded, 5.75%, 6/15/26 ......................................      1,135,000      1,157,246
  Series B, Pre-Refunded, 5.75%, 6/15/29 ....................................................     15,000,000     15,656,700
  Series G, FSA Insured, 5.125%, 6/15/32 ....................................................     24,215,000     25,185,537


18 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEW YORK (CONT.)
New York City Transitional Finance Authority Revenue, Future Tax Secured,
  Series B, 5.00%, 5/01/30 ...................................................................    $ 7,500,000    $ 7,768,500
  Series B, Pre-Refunded, 6.00%, 11/15/29 ....................................................     10,000,000     11,101,500
  Series C, Pre-Refunded, 5.50%, 11/01/20 ....................................................      5,000,000      5,448,600
  Series C, Pre-Refunded, 5.50%, 11/01/24 ....................................................      4,200,000      4,576,824
  Series D, 5.00%, 2/01/27 ...................................................................     10,000,000     10,388,400
  Series E, 5.00%, 2/01/28 ...................................................................      8,885,000      9,213,745
New York City Transportation Authority MTA Triborough COP, Series A, AMBAC Insured,
 Pre-Refunded, 5.40%, 1/01/19 ................................................................     15,000,000     16,232,400
New York City Trust Cultural Resources Revenue, Museum of Modern Art 2001, Series D,
 AMBAC Insured, 5.125%, 7/01/31 ..............................................................      8,000,000      8,384,320
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
 AMBAC Insured, 5.00%, 11/15/30 ..............................................................     10,000,000     10,447,900
New York State Dormitory Authority Lease Revenue, Court Facilities, Pre-Refunded, 6.00%,
 5/15/39 .....................................................................................     16,000,000     17,762,400
New York State Dormitory Authority Revenue, State University Educational Facilities, 5.125%,
 5/15/21 .....................................................................................      7,165,000      7,471,304
New York State Dormitory Authority Revenues,
  City University System, Consolidated Third, Refunding, Series 1, 5.25%, 7/01/25 ............     10,000,000     10,421,300
  City University System, Third General Residence, Series 2, Pre-Refunded, 6.00%,
    7/01/20 ..................................................................................     16,860,000     17,393,788
  City University System, Third General Residence, Series 2, Pre-Refunded, 6.00%,
    7/01/26 ..................................................................................      5,500,000      5,672,975
  Mental Health Services, Series A, Pre-Refunded, 6.00%, 8/15/17 .............................     14,290,000     14,974,348
  Mental Health Services, Series A, Pre-Refunded, 5.75%, 2/15/27 .............................      4,830,000      5,049,137
  Second Hospital, Interfaith Medical Center, Series D, 5.30%, 2/15/19 .......................      5,000,000      5,180,900
  Second Hospital, Interfaith Medical Center, Series D, 5.40%, 2/15/28 .......................      8,000,000      8,279,520
  Supported Debt, Mental Health Services, Refunding, Series A, 6.00%, 8/15/17 ................        245,000        256,170
  Supported Debt, Mental Health Services, Refunding, Series A, 5.75%, 2/15/27 ................         80,000         83,362
  Supported Debt, Mental Health Services, Series A, Pre-Refunded, 6.00%, 8/15/17 .............      3,465,000      3,630,939
  Supported Debt, Mental Health Services, Series A, Pre-Refunded, 5.75%, 2/15/27 .............         90,000         94,083
  Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%, 7/01/28 ............      6,570,000      6,741,608
  Supported Debt, Upstate Community Colleges, Series A, Pre-Refunded, 5.00%,
    7/01/28 ..................................................................................      3,430,000      3,646,090
New York State HFA Service Contract Obligation Revenue, Refunding, Series C, 5.50%,
 9/15/22 .....................................................................................     17,505,000     18,349,616
New York State HFAR, Housing Project Mortgage, Refunding, Series A, FSA Insured,
  6.10%, 11/01/15 ............................................................................      4,660,000      4,784,888
  6.125%, 11/01/20 ...........................................................................      3,715,000      3,815,008
New York State Thruway Authority Highway and Bridge Trust Fund Revenue, Series A,
 FSA Insured, Pre-Refunded, 6.00%, 4/01/14 ...................................................      1,420,000      1,572,650
New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
 Pre-Refunded, 5.75%, 4/01/16 ................................................................     13,200,000     13,518,648
New York State Urban Development Corp. Revenue, Youth Facilities, Pre-Refunded, 6.00%,
 4/01/17 .....................................................................................     11,720,000     12,320,532


                                         Quarterly Statement of Investments | 19

Franklin Federal Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------
                                                                                     PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEW YORK (CONT.)
Onondaga County GO,
  5.875%, 2/15/12 ...................................................................    $   300,000    $    337,059
  ETM, 5.875%, 2/15/12 ..............................................................        700,000         787,276
Triborough Bridge and Tunnel Authority Revenues, General Purpose,
  Refunding, Series A, 5.00%, 1/01/27 ...............................................      5,000,000       5,180,800
  Series A, Pre-Refunded, 5.00%, 1/01/32 ............................................     19,000,000      21,394,249
  Series B, Pre-Refunded, 5.50%, 1/01/30 ............................................     15,000,000      17,295,450
  Series X, ETM, 6.625%, 1/01/12 ....................................................      1,800,000       2,062,386
  Series Y, ETM, 5.90%, 1/01/07 .....................................................        500,000         512,145
  Series Y, ETM, 6.00%, 1/01/12 .....................................................      1,000,000       1,099,710
                                                                                                        ------------
                                                                                                         898,102,534
                                                                                                        ------------
NORTH CAROLINA 3.1%
Charlotte Airport Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 ...................      6,000,000       6,207,900
Charlotte COP, Transit Projects, Phase II, Series E, 5.00%, 6/01/30 .................     15,940,000      16,553,052
North Carolina Eastern Municipal Power Agency Power System Revenue,
  Refunding, Series A, 5.75%, 1/01/26 ...............................................     65,350,000      68,921,378
  Refunding, Series B, 6.00%, 1/01/22 ...............................................      1,250,000       1,435,150
  Refunding, Series B, 6.25%, 1/01/23 ...............................................     39,030,000      46,234,548
  Refunding, Series B, 5.75%, 1/01/24 ...............................................     35,140,000      37,139,817
  Refunding, Series B, FGIC Insured, 6.25%, 1/01/23 .................................      1,280,000       1,282,112
  Refunding, Series D, 5.125%, 1/01/23 ..............................................     12,000,000      12,397,560
  Refunding, Series D, 5.125%, 1/01/26 ..............................................      3,000,000       3,077,940
  Series D, 6.70%, 1/01/19 ..........................................................      2,000,000       2,212,280
  Series D, 6.75%, 1/01/26 ..........................................................      5,000,000       5,520,550
North Carolina Medical Care Commission Revenue, Rowan Regional Medical Center,
 FSA Insured, 4.75%, 9/01/24 ........................................................      6,970,000       7,048,064
University Hospital Chapel Hill Revenue, Refunding, AMBAC Insured, 5.00%, 2/15/21 ...      5,000,000       5,138,100
Winston-Salem Water and Sewer System Revenue, Pre-Refunded, 5.125%, 6/01/28 .........     11,000,000      11,913,770
                                                                                                        ------------
                                                                                                         225,082,221
                                                                                                        ------------
OHIO 3.1%
Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement
 Children's Hospital Center, FSA Insured, 5.00%, 11/15/31 ...........................      9,250,000       9,555,435
Akron Income Tax Revenue, Community Learning, FGIC Insured, 5.00%,
  12/01/26 ..........................................................................      6,085,000       6,361,076
  12/01/27 ..........................................................................      3,185,000       3,323,070
Cleveland Airport System Revenue, Series A, FSA Insured, 5.00%, 1/01/31 .............     20,000,000      20,533,000
Cleveland State University General Receipt Revenue, FGIC Insured, 5.00%, 6/01/29 ....      5,000,000       5,210,550
Columbus City School District GO, School Facilities Construction and Improvement,
 FGIC Insured, 5.00%, 12/01/28 ......................................................     16,000,000      16,615,200
Cuyahoga County Hospital Facilities Revenue, Canton Inc. Project, 7.50%, 1/01/30 ....     17,100,000      18,996,048
Dayton Special Facilities Revenue, Emery Air Freight Corp., Emery Worldwide Air Inc.,
 Refunding,
  Series A, 5.625%, 2/01/18 .........................................................      6,000,000       6,372,300
  Series E, 6.05%, 10/01/09 .........................................................      4,000,000       4,338,840
  Series F, 6.05%, 10/01/09 .........................................................      2,750,000       2,982,953


20 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

-------------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT     VALUE
-------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
OHIO (CONT.)
Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue,
  MBIA Insured, Pre-Refunded, 5.00%, 12/01/27 ............................................    $ 6,145,000    $  6,395,347
  Refunding, MBIA Insured, 5.00%, 12/01/27 ...............................................      1,355,000       1,401,626
Hamilton County Sales Tax Revenue, Series B, AMBAC Insured, 5.25%, 12/01/32 ..............     10,000,000      10,538,800
Kettering City School District GO, School Improvement, FGIC Insured, 5.00%, 12/01/30 .....      7,450,000       7,747,851
Montgomery County Health System Revenue, Series B-2, Pre-Refunded, 8.10%, 7/01/18 ........     10,490,000      10,893,247
Montgomery County Hospital Facilities Revenue, Grandview Hospital and Medical Center,
 Pre-Refunded,
  5.50%, 12/01/10 ........................................................................      1,300,000       1,395,212
  5.60%, 12/01/11 ........................................................................      1,000,000       1,076,800
  5.65%, 12/01/12 ........................................................................        925,000         997,687
Nordonia Hills Local School District GO, School Improvement, AMBAC Insured,
  5.375%, 12/01/20 .......................................................................      4,275,000       4,622,557
  5.45%, 12/01/25 ........................................................................      3,000,000       3,239,940
Ohio State Water Development Authority Pollution Control Facilities Revenue, Water Control
 Loan Fund, Water Quality Series, MBIA Insured, Pre-Refunded, 5.125%, 6/01/19 ............     18,000,000      18,772,920
Pickerington Local School District GO, School Facilities Construction and Improvement,
 FGIC Insured, 5.00%, 12/01/28 ...........................................................     15,000,000      15,472,950
Springboro Community City School District GO, School Improvement, MBIA Insured, 5.00%,
 12/01/27 ................................................................................     10,350,000      10,822,581
University of Akron General Receipts Revenue, FGIC Insured, Pre-Refunded, 5.75%,
 1/01/29 .................................................................................     11,305,000      12,355,913
University of Cincinnati COP,
  Jefferson Avenue Residence Hall, MBIA Insured, 5.125%, 6/01/28 .........................      4,000,000       4,131,680
  University Center Project, MBIA Insured, Pre-Refunded, 5.125%, 6/01/24 .................     10,500,000      10,757,460
University of Cincinnati General Receipts Revenue, Series A, FGIC Insured, 5.25%,
 6/01/24 .................................................................................      5,000,000       5,305,300
                                                                                                             ------------
                                                                                                              220,216,343
                                                                                                             ------------
OKLAHOMA 0.3%
Stillwater Medical Center Authority Revenue,
  Series A, Pre-Refunded, 6.10%, 5/15/09 .................................................      1,925,000       1,990,565
  Series B, Pre-Refunded, 6.35%, 5/15/12 .................................................      1,130,000       1,185,585
  Series B, Pre-Refunded, 6.50%, 5/15/19 .................................................      3,390,000       3,589,129
Tulsa Industrial Authority Hospital Revenue, St. John Medical Center Project, Series A,
 Pre-Refunded, 6.25%, 2/15/14 ............................................................      2,000,000       2,002,100
Tulsa Municipal Airport Trust Revenue, AMR Corp., Refunding, Series B, 6.00%, 6/01/35 ....     10,000,000       9,871,600
Valley View Hospital Authority Revenue, Valley View Regional Medical Center, Refunding,
 6.00%, 8/15/14 ..........................................................................      4,000,000       4,121,360
                                                                                                             ------------
                                                                                                               22,760,339
                                                                                                             ------------
OREGON 0.9%
Health Sciences University Revenue, Series A, MBIA Insured, 5.00%, 7/01/26 ...............     10,500,000      10,998,960
Jackson County School District No. 6 Central Point GO, FGIC Insured, Pre-Refunded, 5.25%,
 6/15/20 .................................................................................      4,000,000       4,292,720
Lane County School District No. 19 Springfield GO, Refunding, FGIC Insured, 6.00%,
 10/15/13 ................................................................................      1,250,000       1,433,812


                                         Quarterly Statement of Investments | 21

Franklin Federal Tax-Free Income Fund

-------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL AMOUNT     VALUE
-------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
OREGON (CONT.)
Oregon State Department of Administrative Services COP, Series A, AMBAC Insured,
 Pre-Refunded, 6.00%, 5/01/26 .............................................................    $10,000,000    $11,093,100
Oregon State EDR, Georgia Pacific Corp. Project,
   Refunding, Series 183, 5.70%, 12/01/25 .................................................      3,500,000      3,422,475
 d Series CLVII, 6.35%, 8/01/25 ...........................................................      5,500,000      5,547,575
Oregon State GO, State Board of Higher Education, Series A, 5.00%,
   8/01/26 ................................................................................     18,630,000     19,488,393
   8/01/27 ................................................................................      6,955,000      7,336,760
                                                                                                              -----------
                                                                                                               63,613,795
                                                                                                              -----------
PENNSYLVANIA 4.6%
Allegheny County Hospital Development Authority Revenue, Health System, Series A,
 MBIA Insured, 6.50%, 11/15/30 ............................................................     10,000,000     11,384,300
Allegheny County IDAR, Environmental Improvement, USX Corp., Refunding, 5.50%,
 12/01/29 .................................................................................     10,000,000     10,393,500
Allegheny County Port Authority Special Revenue, Transportation, FGIC Insured, 5.00%,
 3/01/29 ..................................................................................     10,000,000     10,322,000
Berks County GO, AMBAC Insured, 5.00%, 11/15/25 ...........................................      5,000,000      5,101,100
Butler Area School District GO, FGIC Insured, Pre-Refunded, 5.60%, 4/01/28 ................      5,000,000      5,417,150
Delaware County Authority University Revenue, Villanova University, Series A, MBIA Insured,
 5.00%, 12/01/18 ..........................................................................      7,090,000      7,356,230
Delaware River Port Authority Pennsylvania and New Jersey Delaware River Bridges Revenue,
FSA Insured, 5.75%,
  1/01/22 .................................................................................      8,500,000      9,154,415
  1/01/26 .................................................................................     10,000,000     10,758,600
Delaware Valley Regional Finance Authority Local Government Revenue, Series B,
 AMBAC Insured, 5.60%, 7/01/17 ............................................................      5,000,000      5,619,600
Erie Water Authority Water Revenue, Series A, MBIA Insured, Pre-Refunded, 5.20%,
 12/01/30 .................................................................................     18,700,000     20,300,346
Montgomery County IDA Retirement Community Revenue, Adult Community Total Services
 Retirement-Life Communities Inc., 5.25%, 11/15/28 ........................................      2,500,000      2,522,925
Northampton County General Purpose Authority Revenue, County Agreement, FSA Insured,
 5.25%, 10/01/30 ..........................................................................     12,150,000     12,768,556
Pennsylvania State GO, First Series, FGIC Insured, Pre-Refunded, 5.00%, 2/01/20 ...........      5,000,000      5,371,600
Pennsylvania State Turnpike Commission Revenue, AMBAC Insured, Pre-Refunded, 5.00%,
 7/15/31 ..................................................................................      5,850,000      6,312,150
Philadelphia Authority for Industrial Development Lease Revenue, Series B, FSA Insured,
 5.25%, 10/01/30 ..........................................................................     15,630,000     16,288,179
Philadelphia Gas Works Revenue,
   Fifth Series A-1, FSA Insured, 5.00%, 9/01/29 ..........................................      5,000,000      5,197,750
   Refunding, First Series A, FSA Insured, 5.00%, 7/01/26 .................................      5,000,000      5,114,800
Philadelphia GO, MBIA Insured, 5.00%, 5/15/25 .............................................      5,000,000      5,083,750
Philadelphia Hospitals and Higher Educational Facilities Authority Revenue,
   Mortgage, North Philadelphia Health Systems, Series A, FHA Insured, 5.30%, 1/01/18 .....      3,155,000      3,295,871
   Mortgage, North Philadelphia Health Systems, Series A, FHA Insured, 5.35%, 1/01/23 .....      5,690,000      5,898,595
   Mortgage, North Philadelphia Health Systems, Series A, FHA Insured, 5.375%,
    1/01/28 ...............................................................................      3,700,000      3,820,139
   Temple University Hospital, 5.875%, 11/15/23 ...........................................      5,000,000      5,030,650


22| Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
PENNSYLVANIA (CONT.)
Philadelphia Parking Authority Parking Revenue, Airport, FSA Insured, 5.25%, 9/01/29 .......    $15,000,000    $ 15,805,500
Philadelphia RDA Revenue, Neighborhood Transformation, Series C, FGIC Insured, 5.00%,
  4/15/29 ..................................................................................     10,965,000      11,466,101
  4/15/30 ..................................................................................     12,000,000      12,529,920
Philadelphia School District GO, Series A, FSA Insured, Pre-Refunded, 5.75%, 2/01/30 .......     14,050,000      15,473,546
Philadelphia Water and Wastewater Revenue, Series A, FGIC Insured, 5.00%, 11/01/31 .........     25,000,000      25,747,750
Pittsburgh and Allegheny County Public Auditorium Hotel Room Revenue, AMBAC Insured,
 5.125%, 2/01/35 ...........................................................................     15,000,000      15,463,800
Pittsburgh and Allegheny County Public Auditorium Revenue, Regional Asset District Sales
 Tax, AMBAC Insured, 5.25%, 2/01/31 ........................................................      5,000,000       5,263,850
Southmoreland School District GO, MBIA Insured, 5.00%,
  4/01/25 ..................................................................................      6,800,000       7,146,392
  4/01/27 ..................................................................................      5,125,000       5,358,444
State Public School Building Authority School Revenue,
  Daniel Boone School District Project, MBIA Insured, 5.00%, 4/01/28 .......................      9,500,000       9,858,150
  Philadelphia School District Project, FSA Insured, 5.00%, 6/01/33 ........................     32,000,000      33,088,320
Washington County Authority Revenue, Capital Projects and Equipment Program, Refunding,
 AMBAC Insured, 6.15%, 12/01/29 ............................................................      2,400,000       2,562,408
                                                                                                               ------------
                                                                                                                332,276,387
                                                                                                               ------------
RHODE ISLAND 0.8%
Narragansett Bay Commission Wastewater System Revenue, Series A, MBIA Insured, 5.00%,
 8/01/30 ...................................................................................      7,990,000       8,327,258
Rhode Island Health and Educational Building Corp. Revenue, Hospital Financing, Series A,
  5.875%, 9/15/23 ..........................................................................      2,000,000       2,045,240
  6.00%, 9/15/33 ...........................................................................      3,000,000       3,074,010
Rhode Island Housing and Mortgage Finance Corp. Revenue, Homeownership Opportunity,
  Refunding, Series 15-A, 6.85%, 10/01/24 ..................................................        620,000         620,812
  Refunding, Series 25-A, 4.95%, 10/01/16 ..................................................        140,000         140,787
  Series 10-A, 6.50%, 10/01/22 .............................................................        475,000         475,247
  Series 10-A, 6.50%, 4/01/27 ..............................................................        265,000         265,085
Rhode Island State Economic Development Corp. Airport Revenue, Series B, MBIA Insured,
 5.00%, 7/01/30 ............................................................................     14,965,000      15,603,407
Rhode Island State Health and Educational Building Corp. Revenue,
  Health Facilities, St. Antoine, Series B, 6.125%, 11/15/29 ...............................      8,250,000       8,698,140
  Higher Education Facility, University of Rhode Island, Refunding, Series A, AMBAC Insured,
    5.00%, 9/15/30 .........................................................................     10,000,000      10,457,900
  Hospital Financing, Lifespan Obligation Group, 6.375%, 8/15/21 ...........................      7,000,000       7,764,960
                                                                                                               ------------
                                                                                                                 57,472,846
                                                                                                               ------------
SOUTH CAROLINA 1.2%
Beaufort-Jasper Water and Sewer Authority Waterworks and Sewer System Revenue,
 Refunding, FSA Insured, 5.00%, 3/01/26 ....................................................      7,750,000       8,058,218
Charleston Educational Excellence Finance Corp. Revenue, Charleston County School District,
 5.25%, 12/01/30 ...........................................................................      8,000,000       8,426,320
Dorchester County Waterworks and Sewer System Revenue, Refunding, MBIA Insured, 5.00%,
 10/01/28 ..................................................................................      8,000,000       8,324,720
Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster County
 Project, 5.00%, 12/01/26 ..................................................................     10,000,000      10,063,200


                                         Quarterly Statement of Investments | 23

Franklin Federal Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT     VALUE
-----------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
SOUTH CAROLINA (CONT.)
Medical University of South Carolina Hospital Authority Hospital Facilities Revenue, Mortgage,
 Refunding, Series A, MBIA Insured, 5.00%, 8/15/31 ...........................................    $13,860,000    $14,277,047
Newberry Investing in Children's Education Installment Revenue, Newberry County School
 District Project, 5.00%, 12/01/30 ...........................................................      4,000,000      4,039,960
South Carolina Public Service Authority Revenue, Series B, FSA Insured, 5.25%, 1/01/33 .......     31,835,000     33,262,481
                                                                                                                 -----------
                                                                                                                  86,451,946
                                                                                                                 -----------
SOUTH DAKOTA 0.2%
South Dakota Health and Educational Facilities Authority Revenue, Avera Health Issue,
 AMBAC Insured, 5.25%, 7/01/22 ...............................................................     15,425,000     16,525,574
                                                                                                                 -----------
TENNESSEE 0.4%
Johnson City Health and Educational Facilities Board Hospital Revenue, first mortgage,
 Mountain States Health, Refunding, Series A, MBIA Insured, 6.00%, 7/01/21 ...................      7,000,000      7,625,450
Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
 Refunding and Improvement, Series A, FSA Insured, 5.00%, 1/01/22 ............................      5,000,000      5,219,300
Knoxville Wastewater System Revenue, Improvement, Series A, MBIA Insured, 5.00%,
 4/01/30 .....................................................................................      7,850,000      8,195,478
Memphis GO, Pre-Refunded, 5.00%, 4/01/17 .....................................................      3,000,000      3,130,800
Metropolitan Government of Nashville and Davidson County District Energy Revenue, Series A,
 AMBAC Insured, 5.00%, 10/01/25 ..............................................................      5,460,000      5,704,772
Tennessee HDA Revenue, Homeownership Program, Refunding, Series 1D, 4.70%,
 7/01/15 .....................................................................................        550,000        556,600
                                                                                                                 -----------
                                                                                                                  30,432,400
                                                                                                                 -----------
TEXAS 5.2%
Austin Electric Utility System Revenue, Refunding, MBIA Insured, 5.00%, 11/15/28 .............     10,000,000     10,350,900
Bexar County Health Facilities Development Corp. Revenue, Incarnate Word Health Services,
 FSA Insured, ETM,
  6.00%, 11/15/15 ............................................................................      7,500,000      7,705,650
  6.10%, 11/15/23 ............................................................................      8,300,000      8,710,518
Bexar County HFC, MFHR,
  American Opportunity Housing, Series A, MBIA Insured, 5.80%, 1/01/31 .......................      6,000,000      6,245,280
  Honey Creek Apartments Project, Series A, MBIA Insured, 6.125%, 4/01/20 ....................      1,000,000      1,061,100
  Honey Creek Apartments Project, Series A, MBIA Insured, 6.20%, 4/01/30 .....................      2,845,000      3,020,138
Bexar Metropolitan Water District Waterworks Systems Revenue, Refunding, MBIA Insured,
  5.875%, 5/01/22 ............................................................................      2,860,000      2,908,019
  6.35%, 5/01/25 .............................................................................      1,890,000      1,923,907
Bridge City ISD, GO, Refunding, 5.375%, 2/15/32 ..............................................      2,005,000      2,109,922
Brownsville Utility System Revenue, Refunding and Improvement, Series A, AMBAC Insured,
 5.00%, 9/01/31 ..............................................................................     16,500,000     17,031,795
Carrollton GO, Improvement, FSA Insured, 5.25%, 8/15/19 ......................................      1,000,000      1,069,670
Castleberry ISD Revenue, Refunding, 6.00%, 8/15/25 ...........................................        175,000        177,438
Dallas ISD, GO, Refunding, 5.25%, 2/15/20 ....................................................      2,000,000      2,139,440
Dallas-Fort Worth International Airport Revenue, Refunding and Improvement, Series A,
 FGIC Insured, 5.625%, 11/01/26 ..............................................................     85,000,000     90,717,100
Decatur Hospital Authority Hospital Revenue, Series A, ETM, 5.75%, 9/01/29 ...................      4,135,000      4,664,073
Duncanville ISD, GO, Refunding, Series B, 5.25%, 2/15/32 .....................................      9,900,000     10,389,654


24 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

-------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL AMOUNT     VALUE
-------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
TEXAS (CONT.)
Edcouch Elsa ISD, GO, Pre-Refunded, 5.50%, 2/15/30 ........................................    $ 2,000,000    $ 2,154,680
Gulf Coast Waste Disposal Authority Environmental Improvement Revenue, USX Corp.
 Projects, Refunding, 5.50%, 9/01/17 ......................................................      3,250,000      3,381,495
Gulf Coast Waste Disposal Authority Revenue, Valero Energy Corp. Project, 5.70%,
 4/01/32 ..................................................................................      3,000,000      3,114,660
Hidalgo County GO, Certificates of Obligation, FSA Insured, Pre-Refunded, 5.25%,
 8/15/21 ..................................................................................      2,500,000      2,703,950
Houston Airport System Revenue, sub. lien, Series B, FSA Insured, 5.50%, 7/01/30 ..........      2,000,000      2,130,960
Houston Area Water Corp. Contract Revenue, Northeast Water Purification Project,
 FGIC Insured, 5.125%, 3/01/28 ............................................................     15,000,000     15,565,800
Houston GO, Public Improvement, Refunding, MBIA Insured, 5.00%, 3/01/25 ...................      5,000,000      5,198,850
Houston Water and Sewer Systems Revenue, junior lien, Series B, FGIC Insured, Pre-Refunded,
  5.00%, 12/01/25 .........................................................................      9,710,000     10,170,545
  5.25%, 12/01/30 .........................................................................     14,000,000     15,040,340
Joshua ISD, GO, Refunding, Series B, 6.125%, 2/15/26 ......................................         20,000         20,031
Keller ISD, GO,
  Pre-Refunded, 5.375%, 8/15/25 ...........................................................      1,330,000      1,436,001
  Refunding, 5.375%, 8/15/25 ..............................................................        170,000        180,761
Kerrville ISD, GO, Pre-Refunded, 6.00%, 8/15/13 ...........................................      1,000,000      1,105,710
Laredo ISD, GO, Pre-Refunded, 5.25%, 8/01/24 ..............................................      4,000,000      4,243,240
Little Cypress Mauriceville Consolidated ISD, GO, Refunding, 5.90%, 8/01/29 ...............      2,130,000      2,288,792
Lower Colorado River Authority Revenue,
  Refunding and Improvement, Series A, MBIA Insured, 5.00%, 5/15/26 .......................      2,000,000      2,059,700
  Refunding, FSA Insured, 5.00%, 5/15/31 ..................................................     10,000,000     10,292,400
Lubbock HFC, SFMR, MBS Program, Refunding, Series A, GNMA Secured, 6.125%,
 12/01/17 .................................................................................        220,000        226,532
North Central Texas Health Facility Development Corp. Revenue,
  Children's Medical Center Dallas, Refunding, AMBAC Insured, 5.25%, 8/15/24 ..............     19,335,000     20,531,643
  Texas Health Resources System, Refunding, SerieB, MBIA Insured, 5.125%, 2/15/22 .........      5,985,000      6,190,585
Northside ISD, GO, Refunding, 5.00%, 2/15/26 ..............................................      2,500,000      2,592,150
Onalaska ISD, GO, 5.375%, 2/15/32 .........................................................      2,840,000      3,006,878
Pasadena GO, Certificates of Obligation, FGIC Insured, 5.25%, 4/01/32 .....................      3,000,000      3,136,140
Port Corpus Christi IDC Revenue, Valero, Refunding, Series B, 5.40%, 4/01/18 ..............      4,000,000      4,181,240
Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding, 5.65%,
 12/01/22 .................................................................................     15,000,000     15,829,200
Red River Authority PCR, West Texas Utilities Co. Project, Public Service Co. of Oklahoma,
 Central Power and Light Co., Refunding, MBIA Insured, 6.00%, 6/01/20 .....................     12,000,000     12,339,600
Richardson GO, Hotel Occupancy Certificates, Series A, FGIC Insured, 5.75%, 2/15/21 .......      2,500,000      2,692,300
Sabine River Authority PCR, Southwestern Electric Power Co., Refunding, MBIA Insured,
 6.10%, 4/01/18 ...........................................................................      9,000,000      9,218,610
San Antonio Water Revenue, Systems, Refunding, FSA Insured, 5.00%,
  5/15/25 .................................................................................      5,000,000      5,185,050
  5/15/28 .................................................................................      5,000,000      5,151,750
Southmost Regional Water Authority Water Supply Contract Revenue, MBIA Insured, 5.00%,
 9/01/25 ..................................................................................      5,000,000      5,192,700
Tarrant County Health Facilities Development Corp. Health System Revenue, Harris Methodist
 Health System, FGIC Insured, ETM, 6.00%, 9/01/24 .........................................      4,000,000      4,725,160


                                         Quarterly Statement of Investments | 25

Franklin Federal Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT     VALUE
-----------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
TEXAS (CONT.)
Tarrant County Health Facilities Development Corp. Revenue, Bethesda Living Centers,
 Series C, 5.75%,
  8/15/18 ....................................................................................    $ 1,570,000    $  1,528,992
  8/15/28 ....................................................................................      3,900,000       3,612,687
Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%,
 10/01/20 ....................................................................................        500,000         654,310
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center Project,
  Series A, MBIA Insured, 5.50%, 11/01/17 ....................................................      1,735,000       1,804,712
  Series D, FSA Insured, 5.375%, 11/01/27 ....................................................     11,880,000      12,574,267
University of Texas University Revenues, Financing System, Series A, Pre-Refunded, 5.70%,
 8/15/20 .....................................................................................      1,000,000       1,076,300
Wylie ISD, GO,
  Pre-Refunded, 7.00%, 8/15/24 ...............................................................        660,000         769,507
  Refunding, 7.00%, 8/15/24 ..................................................................        340,000         394,012
                                                                                                                 ------------
                                                                                                                  373,926,844
                                                                                                                 ------------
U.S. TERRITORIES 1.9%
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset Backed Bonds,
 Refunding, 5.375%, 5/15/33 ..................................................................     22,705,000      23,218,814
Puerto Rico Commonwealth GO,
  AMBAC Insured, Pre-Refunded, 5.40%, 7/01/25 ................................................        250,000         256,075
  Public Improvement, Pre-Refunded, 5.75%, 7/01/17 ...........................................        250,000         261,878
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
  5.00%, 7/01/36 .............................................................................     62,000,000      62,699,980
  5.50%, 7/01/36 .............................................................................      7,000,000       7,552,300
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
 Refunding, Series K, 5.00%, 7/01/30 .........................................................     19,190,000      19,506,251
Puerto Rico Housing Bank and Financing Authority SFMR, Affordable Housing Mortgage,
 First Portfolio, 6.25%, 4/01/29 .............................................................        130,000         131,599
Puerto Rico Industrial Medical and Environmental Pollution Control Facilities Financing
 Authority Revenue, PepsiCo Inc. Project, 6.25%, 11/15/13 ....................................        350,000         368,819
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
 Financing Authority Industrial Revenue,
  Guaynabo Warehouse, Series A, 5.15%, 7/01/19 ...............................................        850,000         863,583
  Teacher's Retirement System Revenue, Series B, ETM, 5.50%, 7/01/21 .........................        250,000         257,420
Puerto Rico PBA Revenue, Guaranteed Government Facilities,
  Refunding, Series D, 5.25%, 7/01/27 ........................................................      3,265,000       3,392,564
  Series D, Pre-Refunded, 5.25%, 7/01/27 .....................................................      8,735,000       9,495,993
University of Puerto Rico Revenues, Series M, MBIA Insured, 5.25%, 6/01/25 ...................        285,000         289,172
Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
  5.50%, 10/01/18 ............................................................................      1,400,000       1,460,704
  5.50%, 10/01/22 ............................................................................      5,000,000       5,203,950
  5.625%, 10/01/25 ...........................................................................      1,900,000       1,977,558
Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
 7/01/18 .....................................................................................        500,000         502,315
                                                                                                                 ------------
                                                                                                                  137,438,975
                                                                                                                 ------------


26 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
UTAH 0.6%
Intermountain Power Agency Power Supply Revenue,
  ETM, 6.15%, 7/01/14 ....................................................................    $16,225,000    $17,202,718
  Series A, 6.15%, 7/01/14 ...............................................................      8,775,000      9,048,166
Salt Lake County College Revenue, Westminster College Project,
  5.70%, 10/01/17 ........................................................................      1,000,000      1,038,990
  5.75%, 10/01/27 ........................................................................      1,000,000      1,036,670
  5.625%, 10/01/28 .......................................................................      3,305,000      3,455,939
South Jordan Sales Tax Revenue, AMBAC Insured, 5.20%, 8/15/26 ............................      4,770,000      4,988,895
South Valley Water Reclamation Facility Sewer Revenue, AMBAC Insured, 5.00%,
 8/15/30 .................................................................................      5,730,000      5,968,082
Utah State HFAR, SFM, Series B, 6.55%, 7/01/26 ...........................................        120,000        120,178
                                                                                                             -----------
                                                                                                              42,859,638
                                                                                                             -----------
VERMONT 0.5%
Burlington Airport Revenue, Series A, MBIA Insured, 5.00%, 7/01/28 .......................      5,780,000      5,993,398
University of Vermont and State Agricultural College Revenue, MBIA Insured, 5.00%,
 10/01/30 ................................................................................     12,210,000     12,771,049
Vermont Educational and Health Buildings Financing Agency Revenue, Fletcher Allen Health,
 Series A, AMBAC Insured, 6.125%, 12/01/27 ...............................................     13,000,000     14,398,930
                                                                                                             -----------
                                                                                                              33,163,377
                                                                                                             -----------
VIRGINIA 0.4%
Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, MBIA Insured,
 5.00%, 6/15/30 ..........................................................................     12,260,000     12,761,679
Medical College Hospital Authority Revenue, General Revenue Bonds, MBIA Insured, 5.125%,
 7/01/18 .................................................................................      2,000,000      2,086,580
Virginia State HDA Commonwealth Mortgage Revenue, Series H, Sub Series H-1,
 MBIA Insured, 5.35%, 7/01/31 ............................................................     10,000,000     10,292,500
                                                                                                             -----------
                                                                                                              25,140,759
                                                                                                             -----------
WASHINGTON 3.4%
Bellingham Housing Authority Revenue, Pacific Rim and Cascade Meadows Project,
 Refunding, MBIA Insured, 5.20%, 11/01/27 ................................................        200,000        202,480
Central Puget Sound Regional Transportation Authority Sales and Use Tax Revenue, Series A,
 AMBAC Insured, 5.00%, 11/01/30 ..........................................................     20,000,000     20,886,600
Chelan County PUD No. 1 Chelan Hydroelectric Consolidated System Revenue, Division V,
 Mandatory Put 7/01/27, Series A, 5.65%, 7/01/32 .........................................      5,000,000      5,205,050
Chelan County PUD No. 1 Consolidated Revenue, Chelan Hydroelectric, Division I, Mandatory
 Put 7/01/28, Series A, FSA Insured, 5.25%, 7/01/33 ......................................        200,000        204,728
Clark County PUD No. 1 Generating System Revenue,
  FGIC Insured, ETM, 6.00%, 1/01/08 ......................................................        200,000        209,954
  Refunding, FSA Insured, 5.50%, 1/01/25 .................................................     15,015,000     16,030,314
Clark County Sewer Revenue, MBIA Insured, Pre-Refunded, 5.70%, 12/01/16 ..................        200,000        204,124
Energy Northwest Electric Revenue, Columbia Generating, Refunding, Series B, FSA Insured,
 5.35%, 7/01/18 ..........................................................................     11,500,000     12,383,315
Goat Hill Properties Lease Revenue, Government Office Building Project, MBIA Insured,
 5.00%, 12/01/33 .........................................................................     18,500,000     19,139,360


                                         Quarterly Statement of Investments | 27

Franklin Federal Tax-Free Income Fund

--------------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
WASHINGTON (CONT.)
Grant County PUD No. 2 Wanapum Hydro Electric Revenue, Refunding,
  Second Series A, MBIA Insured, 5.20%, 1/01/23 ...........................................    $   250,000    $    259,268
  Series D, FSA Insured, 5.20%, 1/01/23 ...................................................      6,000,000       6,330,240
King County GO, Sewer, Refunding, Series C, 6.25%, 1/01/32 ................................      8,715,000       9,105,519
King County Housing Authority Revenue, Woodridge Park Project, 6.25%, 5/01/15 .............        175,000         175,133
King County School District No. 400 Mercer Island GO, Pre-Refunded, 5.90%, 12/01/15 .......        100,000         102,224
King County School District No. 408 Auburn GO, FSA Insured, 5.00%, 12/01/24 ...............      5,000,000       5,223,300
King County School District No. 415 Kent GO, FSA Insured, Pre-Refunded, 5.875%,
 6/01/16 ..................................................................................        200,000         201,780
Pierce County School District No. 320 Sumner GO, FSA Insured, Pre-Refunded, 6.00%,
 12/01/14 .................................................................................      2,000,000       2,223,980
Pierce County School District No. 403 Bethel GO, FGIC Insured, 5.25%, 12/01/22 ............      5,000,000       5,339,150
Pierce County Sewer Revenue, Pre-Refunded, 5.70%, 2/01/17 .................................        100,000         100,000
Port Seattle Revenue, Refunding, Series A,
  FGIC Insured, 5.00%, 4/01/31 ............................................................     21,680,000      22,280,536
  MBIA Insured, 5.00%, 7/01/33 ............................................................     10,000,000      10,261,000
Seattle Municipal Light and Power Revenue, 5.40%, 12/01/25 ................................     10,000,000      10,690,000
Seattle Water System Revenue, FGIC Insured, 5.00%, 10/01/23 ...............................        300,000         310,176
Snohomish County Housing Authority Revenue, Pooled, 6.30%, 4/01/16 ........................        200,000         200,536
Snohomish County USD No. 6 GO, 6.50%, 12/01/11 ............................................      7,000,000       7,990,990
Spokane County GO, Pre-Refunded, 6.00%, 12/01/14 ..........................................        130,000         132,997
Tacoma GO, Series A, MBIA Insured, 5.625%, 12/01/22 .......................................        300,000         310,692
Twenty-Fifth Avenue Properties Washington Student Housing Revenue, MBIA Insured,
  5.125%, 6/01/22 .........................................................................      2,925,000       3,083,769
  5.25%, 6/01/33 ..........................................................................      9,770,000      10,196,265
Washington State GO,
c AMBAC Insured, 5.00%, 1/01/31 ...........................................................     24,945,000      25,972,983
  Motor Vehicle Fuel Tax, Series B, FGIC Insured, 5.00%, 7/01/27 ..........................     10,000,000      10,478,600
  Series A, FGIC Insured, 5.00%, 7/01/27 ..................................................     10,000,000      10,478,600
  Various Purpose, Series C, FSA Insured, 5.25%, 1/01/26 ..................................     10,120,000      10,724,872
Washington State Health Care Facilities Authority Revenue,
  Multicare Health Systems, MBIA Insured, 5.00%, 8/15/22 ..................................        250,000         256,035
  Providence Services, MBIA Insured, 5.50%, 12/01/26 ......................................      6,000,000       6,300,060
Washington State Higher Education Facilities Authority Revenue, Pacific Lutheran University
 Project, Refunding, Connie Lee Insured, 5.70%, 11/01/26 ..................................        200,000         206,700
Washington State Public Power Supply System Revenue, Nuclear Project No. 2, Refunding,
 Series A, 6.30%, 7/01/12 .................................................................      7,700,000       8,804,719
                                                                                                              ------------
                                                                                                               242,206,049
                                                                                                              ------------
WEST VIRGINIA 0.5%
Braxton County Solid Waste Disposal Revenue, Weyerhaeuser Co. Project, Refunding, 5.40%,
 5/01/25 ..................................................................................     10,000,000      10,131,400
West Virginia State GO, Series A, FGIC Insured, 5.20%, 11/01/26 ...........................     10,000,000      10,997,600


28 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
WEST VIRGINIA (CONT.)
West Virginia State Water Development Water Revenue, Loan Program 2, Refunding, Series B,
 AMBAC Insured, 5.00%, 11/01/29 ............................................................    $ 7,500,000    $    7,773,600
West Virginia University Revenues, Improvement, West Virginia University Projects, Series C,
 FGIC Insured, 5.00%, 10/01/34 .............................................................     10,000,000        10,362,000
                                                                                                               --------------
                                                                                                                   39,264,600
                                                                                                               --------------
WISCONSIN 0.7%
Janesville IDR, Simmons Manufacturing Co., 7.00%, 10/15/17 .................................      2,200,000         2,205,962
Wisconsin State Health and Educational Facilities Authority Revenue,
  Children's Hospital of Wisconsin Inc., AMBAC Insured, 5.375%, 2/15/28 ....................     21,050,000        21,470,790
  Franciscan Sisters Christian, Series A, 5.50%, 2/15/18 ...................................      1,500,000         1,531,950
  Franciscan Sisters Christian, Series A, 5.50%, 2/15/28 ...................................      1,000,000         1,013,310
  Mercy Health Systems Corp., AMBAC Insured, 6.125%, 8/15/13 ...............................      6,500,000         6,639,880
  Mercy Health Systems Corp., AMBAC Insured, 6.125%, 8/15/17 ...............................      7,500,000         7,661,400
  Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30 ...........................................     10,000,000        10,281,900
                                                                                                               --------------
                                                                                                                   50,805,192
                                                                                                               --------------
WYOMING 0.0% b
Wyoming CDA, MFMR, Series A,
  6.90%, 6/01/12 ...........................................................................        245,000           245,483
  6.95%, 6/01/24 ...........................................................................        815,000           816,581
                                                                                                               --------------
                                                                                                                    1,062,064
                                                                                                               --------------
TOTAL BONDS (COST $6,352,509,771) ..........................................................                    6,707,769,993
                                                                                                               --------------
ZERO COUPON/STEP-UP BONDS 4.5%
ARIZONA 0.2%
Phoenix Civic Improvement Corp. Distribution Revenue, Convertible Capital Appreciation,
 Civic Plaza, Series B, FGIC Insured, zero cpn. to 7/01/13, 5.50% thereafter,
  7/01/32 ..................................................................................      6,000,000         4,605,060
  7/01/34 ..................................................................................      5,000,000         3,841,600
  7/01/35 ..................................................................................      9,860,000         7,592,989
                                                                                                               --------------
                                                                                                                   16,039,649
                                                                                                               --------------
CALIFORNIA 1.4%
Foothill/Eastern Corridor Agency Toll Road Revenue,
  Capital Appreciation, Refunding, 1/15/24 .................................................     65,000,000        22,807,200
  Convertible Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.85% thereafter,
    1/15/23 ................................................................................     35,000,000        30,462,950
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
  Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.75% thereafter,
    1/15/21 ................................................................................     50,000,000        45,921,500
  senior lien, ETM, 1/01/23 ................................................................      7,000,000         3,265,500
                                                                                                               --------------
                                                                                                                  102,457,150
                                                                                                               --------------


                                         Quarterly Statement of Investments | 29

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
ZERO COUPON/STEP-UP BONDS (CONT.)
COLORADO 0.0% b
Colorado Springs Airport Revenue, Series C,
  1/01/07 ...................................................................................    $ 1,675,000    $ 1,617,363
  1/01/08 ...................................................................................        800,000        735,872
  1/01/11 ...................................................................................      1,450,000      1,160,319
                                                                                                                -----------
                                                                                                                  3,513,554
                                                                                                                -----------
DISTRICT OF COLUMBIA 0.2%
District of Columbia Revenue, Capital Appreciation, Georgetown University, Series A,
 MBIA Insured,
  4/01/20 ...................................................................................      8,860,000      4,259,002
  4/01/22 ...................................................................................     12,870,000      5,457,395
  4/01/23 ...................................................................................     14,160,000      5,635,113
                                                                                                                -----------
                                                                                                                 15,351,510
                                                                                                                -----------
FLORIDA 0.1%
Florida State Mid-Bay Bridge Authority Revenue, Series A, AMBAC Insured,
  10/01/23 ..................................................................................      5,000,000      2,053,800
  10/01/24 ..................................................................................      3,000,000      1,163,400
Miami-Dade County Special Obligation Revenue, Sub Series B, MBIA Insured, 10/01/34 ..........      5,500,000      1,151,040
                                                                                                                -----------
                                                                                                                  4,368,240
                                                                                                                -----------
ILLINOIS 1.0%
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
  Capital Appreciation, 2002, Series A, FGIC Insured, 6/15/08 ...............................        185,000        170,217
  Capital Appreciation, 2002, Series A, FGIC Insured, 6/15/09 ...............................        235,000        208,057
  Capital Appreciation, 2002, Series A, FGIC Insured, ETM, 6/15/08 ..........................      7,000,000      6,449,660
  Capital Appreciation, 2002, Series A, FGIC Insured, ETM, 6/15/09 ..........................      9,275,000      8,222,473
  Capital Appreciation, McCormick Place, Refunding, Series B, 6/15/22 .......................     30,000,000     18,519,300
  Capital Appreciation, McCormick Place, Refunding, Series B, MBIA Insured, 6/15/20 .........      8,240,000      6,531,848
  Capital Appreciation, McCormick Place, Refunding, Series B, MBIA Insured, 6/15/21 .........      6,000,000      4,756,140
  Capital Appreciation, Series A, FGIC Insured, ETM, 6/15/08 ................................      1,315,000      1,211,615
  Capital Appreciation, Series A, FGIC Insured, ETM, 6/15/09 ................................      1,490,000      1,320,915
  McCormick Place Expansion Project, Series A, FGIC Insured, 6/15/10 ........................        155,000        131,845
  McCormick Place Expansion Project, Series A, FGIC Insured, ETM, 6/15/10 ...................      7,845,000      6,675,860
  McCormick Place Expansion Project, Series A, FGIC Insured, ETM, 6/15/11 ...................      9,690,000      7,888,338
University of Illinois University Revenues, Auxiliary Facilities, AMBAC Insured, 4/01/10 ....     14,250,000     12,193,867
                                                                                                                -----------
                                                                                                                 74,280,135
                                                                                                                -----------
KENTUCKY 0.6%
Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A,
  8/15/07 ...................................................................................      1,640,000      1,555,032
  8/15/08 ...................................................................................      4,505,000      4,109,506
  8/15/09 ...................................................................................      4,580,000      3,984,646
  8/15/10 ...................................................................................      4,620,000      3,838,481
  8/15/13 ...................................................................................      6,825,000      4,964,437
  8/15/14 ...................................................................................      6,860,000      4,771,541
  8/15/16 ...................................................................................      7,005,000      4,461,134
  8/15/17 ...................................................................................      7,115,000      4,306,994


30 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
ZERO COUPON/STEP-UP BONDS (CONT.)
KENTUCKY (CONT.)
Kentucky Economic Development Finance Authority Health System Revenue, Norton
 Healthcare Inc., Refunding, Series B, MBIA Insured, 10/01/18 .............................    $10,000,000    $    5,720,800
Owensboro Electric Light and Power Revenue, Series B, AMBAC Insured, 1/01/08 ..............      5,250,000         4,904,865
                                                                                                              --------------
                                                                                                                  42,617,436
                                                                                                              --------------
MICHIGAN 0.1%
Coldwater Community Schools GO, Capital Appreciation, MBIA Insured, Pre-Refunded,
 5/01/18 ..................................................................................      5,935,000         2,981,744
Harrison Community Schools GO, AMBAC Insured, 5/01/20 .....................................      6,000,000         2,588,460
                                                                                                              --------------
                                                                                                                   5,570,204
                                                                                                              --------------
NEVADA 0.2%
Director of the State Department of Business and Industry Revenue, Las Vegas Monorail
 Project, AMBAC Insured,
  1/01/25 .................................................................................      3,080,000         1,230,737
  1/01/26 .................................................................................      3,815,000         1,441,002
  1/01/27 .................................................................................      3,000,000         1,070,310
  1/01/28 .................................................................................     13,315,000         4,483,427
  1/01/29 .................................................................................      8,410,000         2,676,566
                                                                                                              --------------
                                                                                                                  10,902,042
                                                                                                              --------------
NEW JERSEY 0.1%
New Jersey State Turnpike Authority Turnpike Revenue, Growth and Income Securities,
 Series B, AMBAC Insured, 1/01/35 .........................................................     10,000,000         6,596,100
                                                                                                              --------------
TEXAS 0.3%
Hays Consolidated ISD, GO, Capital Appreciation, Pre-Refunded,
  8/15/19 .................................................................................      5,285,000         2,668,555
  8/15/21 .................................................................................      8,420,000         3,751,868
  8/15/22 .................................................................................      8,470,000         3,548,845
Texas State Turnpike Authority Central Texas Turnpike System Revenue, Capital Appreciation,
 AMBAC Insured, 8/15/31 ...................................................................     43,500,000        10,509,600
                                                                                                              --------------
                                                                                                                  20,478,868
                                                                                                              --------------
WASHINGTON 0.3%
Washington State Public Power Supply System Revenue, Nuclear Project No. 3,
  Capital Appreciation, Refunding, Series B, 7/01/14 ......................................     12,450,000         8,776,752
  Capital Appreciation, Series B, ETM, 7/01/14 ............................................      2,550,000         1,812,540
  Refunding, Series B, 7/01/12 ............................................................      6,400,000         4,943,040
  Refunding, Series B, 7/01/13 ............................................................     11,000,000         8,142,640
                                                                                                              --------------
                                                                                                                  23,674,972
                                                                                                              --------------
TOTAL ZERO COUPON/STEP-UP BONDS (COST $297,996,897) .......................................                      325,849,860
                                                                                                              --------------
TOTAL LONG TERM INVESTMENTS (COST $6,650,506,668) .........................................                    7,033,619,853
                                                                                                              --------------


                                         Quarterly Statement of Investments | 31

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT     VALUE
----------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 1.3%
  CALIFORNIA 0.2%
e California State Economic Recovery Revenue, Series C-4, Daily VRDN and Put, 3.02%,
    7/01/23 ..................................................................................    $ 9,200,000    $ 9,200,000
e Los Angeles Water and Power Revenue, Refunding, Sub Series B-1, Weekly VRDN and Put,
    2.97%, 7/01/34 ...........................................................................      4,200,000      4,200,000
e Metropolitan Water District Southern California Waterworks Revenue, Refunding, Series B-1,
    Daily VRDN and Put, 3.03%, 7/01/35 .......................................................      1,700,000      1,700,000
                                                                                                                 -----------
                                                                                                                  15,100,000
                                                                                                                 -----------
  COLORADO 0.0% b
e Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federal
    Bond Program,
     Series A-4, Daily VRDN and Put, 3.07%, 2/01/34 ..........................................      1,000,000      1,000,000
     Series A-7, Weekly VRDN and Put, 3.07%, 7/01/29 .........................................      1,100,000      1,100,000
                                                                                                                 -----------
                                                                                                                   2,100,000
                                                                                                                 -----------
  CONNECTICUT 0.0% b
e Connecticut State Health and Educational Facilities Authority Revenue, Yale University,
    Series V-1, Daily VRDN and Put, 3.10%, 7/01/36 ...........................................        900,000        900,000
                                                                                                                 -----------
  FLORIDA 0.0% b
e Pinellas County Health Facilities Authority Revenue, Pooled Hospital Loan Program,
    Refunding, AMBAC Insured, Daily VRDN and Put, 3.10%, 12/01/15 ............................        800,000        800,000
                                                                                                                 -----------
  MISSOURI 0.4%
e Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
     St. Louis University, Series A, MBIA Insured, Daily VRDN and Put, 3.07%, 10/01/35 .......     19,225,000     19,225,000
     Washington University, Series B, Daily VRDN and Put, 3.05%, 2/15/33 .....................      3,550,000      3,550,000
e Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
    SSM Health Care Corp., Refunding, Series C-1, FSA Insured, Daily VRDN and Put, 3.05%,
     6/01/19 .................................................................................      3,400,000      3,400,000
                                                                                                                 -----------
                                                                                                                  26,175,000
                                                                                                                 -----------
  NEW YORK 0.4%
e Long Island Power Authority Electric System Revenue,
     Sub Series 2, Daily VRDN and Put, 3.04%, 5/01/33 ........................................      8,920,000      8,920,000
     Sub Series 3B, Daily VRDN and Put, 3.05%, 5/01/33 .......................................      5,700,000      5,700,000
e New York City GO, Series H, Sub Series H-3, Daily VRDN and Put, 3.04%, 8/01/22 .............      1,200,000      1,200,000
e New York City Municipal Water Finance Authority Water and Sewer System Revenue,
     Fiscal 2003, Refunding, Sub Series C-3, Daily VRDN and Put, 3.04%, 6/15/18 ..............      6,700,000      6,700,000
     Series A, FGIC Insured, Daily VRDN and Put, 3.02%, 6/15/25 ..............................      2,800,000      2,800,000
     Series C, Daily VRDN and Put, 3.05%, 6/15/33 ............................................      1,900,000      1,900,000
e Port Authority of New York and New Jersey Special Obligation Revenue, Versatile Structure,
    Series 2, Daily VRDN and Put, 3.05%, 5/01/19 .............................................        400,000        400,000
                                                                                                                 -----------
                                                                                                                  27,620,000
                                                                                                                 -----------
  OHIO 0.1%
e Ohio State Air Quality Development Authority Revenue, Pollution Control, Ohio Edison Co.,
    Series C, Daily VRDN and Put, 3.07%, 6/01/23 .............................................      8,100,000      8,100,000
                                                                                                                 -----------


32 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONT.)
  TENNESSEE 0.2%
e Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool, Daily VRDN
    and Put, 3.08%, 4/01/32 ..............................................................    $10,900,000    $   10,900,000
                                                                                                             --------------
  TOTAL SHORT TERM INVESTMENTS (COST $91,695,000) ........................................                       91,695,000
                                                                                                             --------------
  TOTAL INVESTMENTS (COST $6,742,201,668) 99.5% ..........................................                    7,125,314,853
  OTHER ASSETS, LESS LIABILITIES 0.5% ....................................................                       35,966,648
                                                                                                             --------------
  NET ASSETS 100.0% ......................................................................                   $7,161,281,501
                                                                                                             ==============

See Selected Portfolio Abbreviations on page 34.

a     Defaulted security.

b     Rounds to less than 0.05% of net assets.

c     Security purchased on a when-issued or delayed delivery basis.

d Upon review by the Internal Revenue Service (IRS), income generated by the bond has been deemed to be taxable. Georgia Pacific Corp. (GP) is contesting the IRS determination and is currently negotiating with the Fund on this matter. In various SEC filings, GP has stated that it will take steps to ensure that bondholders will be made whole with respect to any tax liability caused by the IRS determination.

e Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


Quarterly Statement of Investments | See Notes to Statement of Investments. | 33

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

AMBAC -   American Municipal Bond Assurance Corp.
BIG   -   Bond Investors Insurance Co. (acquired by MBIA in
          1989 and no longer does business under this name)
CDA   -   Community Development Authority/Agency
CIFG  -   CDC IXIS Financial Guaranty
COP   -   Certificate of Participation
CRDA  -   Community Redevelopment Authority/Agency
EDA   -   Economic Development Authority
EDC   -   Economic Development Corp.
EDR   -   Economic Development Revenue
ETM   -   Escrow to Maturity
FGIC  -   Financial Guaranty Insurance Co.
FHA   -   Federal Housing Authority/Agency
FNMA  -   Federal National Mortgage Association
FSA   -   Financial Security Assurance Inc.
GNMA  -   Government National Mortgage Association
GO    -   General Obligation
HDA   -   Housing Development Authority/Agency
HFA   -   Housing Finance Authority/Agency
HFAR  -   Housing Finance Authority Revenue
HFC   -   Housing Finance Corp.
HMR   -   Home Mortgage Revenue
IDA   -   Industrial Development Authority/Agency
IDAR  -   Industrial Development Authority/Agency Revenue
IDB   -   Industrial Development Bond/Board
IDC   -   Industrial Development Corp.
IDR   -   Industrial Development Revenue
ISD   -   Independent School District
MBIA  -   Municipal Bond Investors Assurance Corp.
MBS   -   Mortgage-Backed Securities
MF    -   Multi-Family
MFH   -   Multi-Family Housing
MFHR  -   Multi-Family Housing Revenue
MFMR  -   Multi-Family Mortgage Revenue
MFR   -   Multi-Family Revenue
MTA   -   Metropolitan Transit Authority
PBA   -   Public Building Authority
PCR   -   Pollution Control Revenue
PFAR  -   Public Financing Authority Revenue
PUD   -   Public Utility District
RDA   -   Redevelopment Agency/Authority
SF    -   Single Family
SFM   -   Single Family Mortgage
SFMR  -   Single Family Mortgage Revenue
USD   -   Unified/Union School District
XLCA  -   XL Capital Assurance


34 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversifed, open-end investment company.

1. INCOME TAXES

At January 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

  Cost of investments ..............................    $ 6,741,101,303
                                                        ===============

  Unrealized appreciation ..........................    $   400,908,173
  Unrealized depreciation ..........................        (16,694,623)
                                                        ---------------
  Net unrealized appreciation (depreciation) .......    $   384,213,550
                                                        ===============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                         Quarterly Statement of Investments | 35




Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By    /S/ JIMMY D. GAMBILL

      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By    /S/ JIMMY D. GAMBILL

      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 22, 2006


By    /S/ GALEN G. VETTER

      Galen G. Vetter
      Chief Financial Officer
Date    March 22, 2006









                                   Exhibit A



I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN FEDERAL TAX-FREE INCOME FUND;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 22, 2006


/S/JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration








I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN FEDERAL TAX-FREE INCOME FUND;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 22, 2006


/S/GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer